[LOGO] S        ACCESSOR FUNDS, INC.


                                  ANNUAL REPORT

                          AUDITED      DECEMBER 31, 1999


                                   GROWTH FUND

                                   VALUE FUND

                              SMALL TO MID CAP FUND

                            INTERNATIONAL EQUITY FUND

                         INTERMEDIATE FIXED-INCOME FUND

                      SHORT-INTERMEDIATE FIXED-INCOME FUND

                            MORTGAGE SECURITIES FUND

                           U.S. GOVERNMENT MONEY FUND



                                    ACCESSOR
                                    ------

ACCESSOR FUNDS, INC.
1420 FIFTH AVENUE, SUITE 3600
SEATTLE, WASHINGTON  98101
TEL  206 224 7420
FAX  206 224 4274

February 28, 2000



Dear Shareholder,

It is our pleasure to provide you with the 1999 Annual Report for Accessor Funds. It explains in detail how your investments performed last year and covers several important issues, including fees and portfolio management. However, before we review 1999 results, we'd like to first thank you for your investment in the Funds and take a closer look at what we think makes Accessor Funds special.

     With three domestic equity, one international equity and four fixed-income investment options, shareholders in the Accessor Funds have a wide range of risk and return alternatives to structure an investment solution designed to meet their specific needs. We believe our eight Funds offer more than just a broad spectrum of equity and fixed-income investment choices. We also believe they offer a better way of managing mutual fund assets. Each of the Funds, except the U.S. Government Money Fund, is run by an external money manager specializing in that Fund's asset class. Each of those managers is governed by strict investment mandates to run the Funds in a style pure fashion. This means the Growth Fund can only invest in growth stocks, and so on. The mandates assure that shareholders actually invest in the asset class they intended to. Finally, after five calendar quarters, managers are paid on a performance fee basis. The fee is based on the manager's performance compared to an unmanaged index of securities with similar risk and investment characteristics. We believe this structure and approach offers the best chance for above average performance at lower than average risk. For a complete description of the fee structure, the manager and money managers, and the indices, please refer to the Prospectuses and Statement of Additional Information of Accessor Funds. If you have any questions about these documents or this report, please call our Shareholder Services Department at 800-759-3504. They'll be happy to help you.

     In closing, on behalf of everyone at Accessor, I'd like to thank you again for your confidence in us. We take the responsibility of managing your money very seriously and will continue to work toward delivering style pure funds that offer superior performance at below average risk.


Ravindra A. Deo
Treasurer

                                                                        ACCESSOR
                                                                        ------

                                   ACCESSOR 1

                                   GROWTH FUND

     The Growth Fund ("Fund") seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 issuers which make up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Fund is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Growth Index ("Index"). The money manager of the Fund is Geewax, Terker & Company*.

     The Fund is available in two classes of shares. The Advisor Class commenced operations on August 24, 1992. The Investor Class Shares of the Growth Fund were first issued on July 1, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 25.87%, as compared to 28.25% for the Index. The Investor Class Shares had a total return of 25.23% for the year ended December 31, 1999.

     The Fund seeks to add value over the benchmark through a disciplined investment process that is designed to avoid the riskiest growth stocks in the Index and to overweight stocks with the highest appreciation potential. In 1999, the Fund performed well in an absolute sense, with a third consecutive year of over 20% returns, and a five year compound return of over 30%. The Fund also outperformed the S&P 500 Index handily, but it underperformed its benchmark due to a slight overweight in financials, which were hurt by a rise in interest rates, and due to an overweighting in the more cyclical components of the technology sector.








*ON FEBRUARY 4, 2000, THE GROWTH FUND BOARD OF DIRECTORS APPROVED A NEW MANAGEMENT CONTRACT WITH CHICAGO EQUITY PARTNERS, WHICH IS EXPECTED TO TAKE EFFECT ON MAY 1, 2000.


                                   ACCESSOR 2

                                   GROWTH FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
              GROWTH FUND VS. UNMANAGED S&P 500/BARRA GROWTH INDEX
                            8/31/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR GROWTH

   DATE       10,000 IN FUND     10,000 IN INDEX
31-Aug-92         10,000             10,000
30-Sep-92         10,089             10,118
30-Oct-92         10,345             10,270
30-Nov-92         10,933             10,679
31-Dec-92         10,892             10,763
29-Jan-93         11,017             10,633
26-Feb-93         10,909             10,547
31-Mar-93         11,446             10,695
30-Apr-93         11,087             10,202
28-May-93         11,438             10,565
30-Jun-93         11,378             10,475
31-Jul-93         11,114             10,259
31-Aug-93         11,701             10,634
30-Sep-93         11,726             10,471
29-Oct-93         12,179             10,861
30-Nov-93         12,222             10,853
31-Dec-93         12,440             10,929
31-Jan-94         12,615             11,163
28-Feb-94         12,413             10,963
31-Mar-94         11,969             10,456
30-Apr-94         12,039             10,504
31-May-94         12,259             10,675
30-Jun-94         12,059             10,447
29-Jul-94         12,342             10,781
31-Aug-94         12,996             11,356
30-Sep-94         12,810             11,194
31-Oct-94         12,996             11,455
30-Nov-94         12,659             11,079
31-Dec-94         12,936             11,271
31-Jan-95         13,233             11,550
28-Feb-95         13,710             12,001
31-Mar-95         14,118             12,376
28-Apr-95         14,650             12,698
31-May-95         15,281             13,153
30-Jun-95         15,747             13,656
31-Jul-95         16,273             14,092
31-Aug-95         16,137             14,046
29-Sep-95         16,710             14,739
31-Oct-95         16,937             14,857
30-Nov-95         17,410             15,392
29-Dec-95         17,375             15,566
31-Jan-96         18,051             16,161
29-Feb-96         18,388             16,308
29-Mar-96         18,283             16,241
30-Apr-96         18,709             16,556
31-May-96         18,981             17,165
28-Jun-96         19,053             17,379
31-Jul-96         18,123             16,578
30-Aug-96         18,509             16,823
30-Sep-96         19,557             17,991
31-Oct-96         20,063             18,381
29-Nov-96         21,512             19,754
31-Dec-96         20,821             19,298
31-Jan-97         22,304             20,809
28-Feb-97         22,431             20,984
31-Mar-97         21,419             19,987
30-Apr-97         22,938             21,600
30-May-97         24,275             22,881
30-Jun-97         25,557             24,041
31-Jul-97         27,497             25,945
29-Aug-97         25,751             24,220
30-Sep-97         27,051             25,455
31-Oct-97         26,142             24,689
28-Nov-97         27,554             26,028
31-Dec-97         27,741             26,348
30-Jan-98         28,732             27,234
27-Feb-98         30,815             29,126
31-Mar-98         32,201             30,633
30-Apr-98         32,150             30,889
29-May-98         31,777             30,270
30-Jun-98         34,297             32,427
31-Jul-98         34,256             32,408
31-Aug-98         29,573             28,192
30-Sep-98         31,871             30,078
30-Oct-98         34,188             32,600
30-Nov-98         36,687             34,809
30-Dec-98         40,682             37,456
31-Jan-99         43,668             39,744
28-Feb-99         41,838             38,186
31-Mar-99         44,386             40,035
30-Apr-99         43,849             39,958
31-May-99         42,034             38,793
30-Jun-99         44,703             41,571
31-Jul-99         43,116             40,255
31-Aug-99         43,073             40,814
30-Sep-99         42,293             40,119
31-Oct-99         45,376             42,893
30-Nov-99         46,847             44,728
31-Dec-99         51,199             48,039


                    ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

           ONE YEAR .........................................25.87%
           FIVE YEARS .......................................31.68%
           SINCE INCEPTION(2) ...............................25.03%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

           ONE YEAR .........................................25.23%
           SINCE INCEPTION(3) ...............................28.94%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Growth Index assumes initial investment on August 31, 1992.

(3) The inception date of the Investor Class is July 1, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 3

                                   VALUE FUND


     The Value Fund ("Fund") (formerly known as the Value and Income Portfolio) seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the 500 issuers which make up the S&P 500 Index. The Fund is designed to have risk characteristics similar to its current benchmark, the S&P 500/BARRA Value Index ("Index"). Martingale Asset Management L.P. is the money manager of the Fund. The name of the Fund was changed effective May 1, 1999 to reflect the trend that value stocks contained in the S&P 500 have generated less current income in recent years than they have in earlier periods.

     The Value Fund is available in two classes of shares. The Advisor Class commenced operations on August 24, 1992. The Investor Class Shares of the Value Fund were first issued on July 1, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 6.87%, as compared to 12.72% for the Index. The Investor Class Shares had a total return of 6.35% for the year ended December 31, 1999.

     Relative to the broad market, value stocks had yet another challenging year in 1999, despite the fact that they still produced respectable returns as compared to long term historical averages or as compared to fixed-income or money market alternatives. Investors have been greatly rewarded in recent years for following earnings momentum and price momentum, and so have paid less attention to the valuation of stocks in general. The money manager for the Value Fund uses sophisticated quantitative methods to pick those stocks in the S&P 500 Index that have attractive long term growth prospects yet are selling at reasonable valuations. The market environment in 1999 proved to be difficult for this strategy, and therefore the Value Fund lagged its performance benchmark. A market environment in which investors pay more attention to the valuation of stocks in general would be more favorable to the strategy used in the Value Fund.


                                   ACCESSOR 4

                                   VALUE FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
               VALUE FUND VS. UNMANAGED S&P 500/BARRA VALUE INDEX
                            8/31/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR VALUE & INCOME

  DATE           10,000 IN FUND     10,000 IN INDEX
31-Aug-92            10,000             10,000
30-Sep-92            10,056             10,110
30-Oct-92             9,973             10,027
30-Nov-92            10,331             10,300
31-Dec-92            10,539             10,493
29-Jan-93            10,841             10,775
26-Feb-93            11,176             11,146
31-Mar-93            11,462             11,454
30-Apr-93            11,318             11,408
28-May-93            11,503             11,621
30-Jun-93            11,645             11,775
31-Jul-93            11,730             11,921
31-Aug-93            12,120             12,388
30-Sep-93            12,044             12,383
29-Oct-93            12,146             12,450
30-Nov-93            11,942             12,227
31-Dec-93            12,087             12,435
31-Jan-94            12,577             13,014
28-Feb-94            12,163             12,543
31-Mar-94            11,739             12,028
30-Apr-94            11,828             12,282
31-May-94            11,918             12,485
30-Jun-94            11,654             12,140
29-Jul-94            11,970             12,550
31-Aug-94            12,285             12,905
30-Sep-94            11,920             12,451
31-Oct-94            12,137             12,722
30-Nov-94            11,702             12,207
31-Dec-94            11,850             12,357
31-Jan-95            12,123             12,692
28-Feb-95            12,597             13,184
31-Mar-95            12,928             13,547
28-Apr-95            13,304             13,993
31-May-95            13,963             14,615
30-Jun-95            13,995             14,726
31-Jul-95            14,382             15,235
31-Aug-95            14,557             15,364
29-Sep-95            14,958             15,899
31-Oct-95            14,866             15,651
30-Nov-95            15,542             16,471
29-Dec-95            15,791             16,927
31-Jan-96            16,256             17,433
29-Feb-96            16,455             17,597
29-Mar-96            16,758             18,009
30-Apr-96            17,017             18,191
31-May-96            17,247             18,465
28-Jun-96            17,142             18,376
31-Jul-96            16,437             17,601
30-Aug-96            17,029             18,086
30-Sep-96            17,760             18,861
31-Oct-96            18,466             19,500
29-Nov-96            19,922             20,992
31-Dec-96            19,571             20,650
31-Jan-97            20,630             21,599
28-Feb-97            20,751             21,757
31-Mar-97            19,847             21,013
30-Apr-97            20,809             21,801
30-May-97            22,160             23,168
30-Jun-97            22,920             24,053
31-Jul-97            25,040             25,977
29-Aug-97            24,106             24,803
30-Sep-97            25,673             26,256
31-Oct-97            24,777             25,290
28-Nov-97            25,493             26,254
31-Dec-97            26,018             26,837
30-Jan-98            25,844             26,506
27-Feb-98            27,699             28,494
31-Mar-98            29,392             29,938
30-Apr-98            29,630             30,292
29-May-98            29,230             29,866
30-Jun-98            29,130             30,093
31-Jul-98            28,195             29,439
31-Aug-98            23,588             24,705
30-Sep-98            24,690             26,206
30-Oct-98            26,961             28,259
30-Nov-98            28,320             29,731
30-Dec-98            29,371             30,775
31-Jan-99            29,665             31,397
28-Feb-99            28,798             30,721
31-Mar-99            29,510             31,652
30-Apr-99            32,121             34,381
31-May-99            31,871             33,773
30-Jun-99            33,349             35,070
31-Jul-99            31,935             33,992
31-Aug-99            30,760             33,131
30-Sep-99            29,321             31,834
31-Oct-99            31,062             33,631
30-Nov-99            30,655             33,434
31-Dec-99            31,391             34,690


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................6.87%
            FIVE YEARS .......................................21.51%
            SINCE INCEPTION(2) ...............................16.91%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................6.35%
            SINCE INCEPTION(3) ................................3.43%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Value Index assumes initial investment on August 31, 1992.

(3) The inception date of the Investor Class is July 1, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 5

                             SMALL TO MID CAP FUND

     The Small to Mid Cap Fund ("Fund") seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers. The Fund is designed to have risk characteristics similar to its benchmark, the Wilshire 4500 Index. In September 1995, the investment objective of the Fund was changed by a vote of the shareholders. The performance for periods prior to October 1995 shows performance of the Fund before the restatement of the investment objective. The BARRA Institutional Small Index was used and is provided in the first graph only for comparative depiction of the prior period. The money manager of the Fund is Symphony Asset Management L.L.C.

     The Small to Mid Cap Fund is available in two classes of shares. The Advisor Class commenced operations on August 24, 1992. The Investor Class Shares of the Small to Mid Cap Fund were first issued on June 24, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 27.26%, as compared to 34.85% for the Wilshire 4500 Index. The Investor Class Shares had a total return of 26.60% for the year ended December 31, 1999.

     The money manager for the Small to Mid Cap Fund uses sophisticated quantitative tools to select stocks and construct funds. Its investment process combines screens on liquidity, profitability, valuation, and other characteristics of the stocks in the Wilshire 4500 Index, as well as earnings estimates of Wall Street analysts (the money manager gives more weight to those analysts who they know, from past experience, give more accurate forecasts). Information on corporate insider transactions is also considered. This strategy has proven to be especially suited for small to mid cap stocks as a vast quantity of information can be quickly and efficiently processed on thousands of stocks. In addition, the money manager tries to enhance performance by controlling the transaction costs via electronic trading networks. Small and mid cap stocks outperformed large cap stocks in 1999, powered by a tremendous increase in Internet stocks and IPOs. The money manager's process, which looks at valuation and profitability, caused the Fund to miss out on some of the year's hottest stocks, which had high valuations by historical standards, and skimpy or no earnings. As a consequence, the Small to Mid Cap Fund underperformed its benchmark for the year, although the Fund's long term record is still strong relative to its benchmark (since inception).


                                   ACCESSOR 6

                              SMALL TO MID CAP FUND
                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE FOLLOWING GRAPHS IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
       SMALL TO MID CAP FUND VS. UNMANAGED BARRA INSTITUTIONAL SMALL INDEX
                             8/31/92 THROUGH 9/15/95

                               [PLOT POINTS CHART]

ACCESSOR SMALL TO MID CAP
SEPARATE PERIODS
                                        10,000 IN BARRA
  DATE             10,000 IN FUND     INSTITUTIONAL INDEX
31-Aug-92              10,000               10,000
30-Sep-92              10,096               10,196
30-Oct-92              10,408               10,458
30-Nov-92              11,091               11,208
31-Dec-92              11,452               11,597
29-Jan-93              11,765               11,967
26-Feb-93              11,587               11,785
31-Mar-93              11,986               12,204
30-Apr-93              11,538               11,781
28-May-93              11,960               12,179
30-Jun-93              12,027               12,269
30-Jul-93              12,171               12,488
31-Aug-93              12,620               13,046
30-Sep-93              12,842               13,394
29-Oct-93              13,037               13,787
30-Nov-93              12,664               13,308
31-Dec-93              13,101               13,722
31-Jan-94              13,499               14,077
28-Feb-94              13,304               13,949
31-Mar-94              12,630               13,200
29-Apr-94              12,692               13,165
31-May-94              12,452               13,059
30-Jun-94              12,113               12,734
29-Jul-94              12,300               12,984
31-Aug-94              12,957               13,676
30-Sep-94              12,904               13,676
31-Oct-94              12,877               13,625
30-Nov-94              12,335               13,107
30-Dec-94              12,568               13,320
31-Jan-95              12,505               13,278
28-Feb-95              12,880               13,808
31-Mar-95              13,124               14,101
28-Apr-95              13,401               14,382
31-May-95              13,615               14,632
30-Jun-95              14,319               15,453
31-Jul-95              15,314               16,428
31-Aug-95              15,538               16,815
29-Sep-95              15,916               17,227


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
             SMALL TO MID CAP FUND VS. UNMANAGED WILSHIRE 4500 INDEX
                            9/15/95 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR SMALL TO MID CAP
SEPARATE PERIODS
                                           10,000 IN
  DATE             10,000 IN FUND        WILSHIRE 4500
29-Sep-95              10,000               10,000
31-Oct-95               9,667                9,732
30-Nov-95              10,135               10,145
29-Dec-95              10,421               10,273
31-Jan-96              10,379               10,379
29-Feb-96              10,811               10,716
29-Mar-96              10,957               10,880
30-Apr-96              11,472               11,386
31-May-96              11,732               11,745
28-Jun-96              11,479               11,377
31-Jul-96              10,788               10,522
30-Aug-96              11,583               11,091
30-Sep-96              12,215               11,619
31-Oct-96              12,270               11,448
29-Nov-96              12,895               11,931
31-Dec-96              13,010               12,039
31-Jan-97              13,362               12,427
28-Feb-97              12,996               12,165
31-Mar-97              12,472               11,529
30-Apr-97              12,950               11,557
30-May-97              14,099               12,707
30-Jun-97              14,691               13,310
31-Jul-97              16,041               14,226
31-Aug-97              16,181               14,355
30-Sep-97              17,651               15,350
31-Oct-97              16,944               14,765
28-Nov-97              17,223               14,770
31-Dec-97              17,714               15,131
30-Jan-98              17,780               14,915
27-Feb-98              19,355               16,055
31-Mar-98              20,321               16,886
30-Apr-98              20,695               17,100
29-May-98              19,745               16,301
30-Jun-98              20,307               16,555
31-Jul-98              18,870               15,617
31-Aug-98              15,586               12,591
30-Sep-98              16,539               13,500
30-Oct-98              17,048               14,267
30-Nov-98              18,260               15,154
30-Dec-98              20,546               16,437
31-Jan-99              20,154               16,701
28-Feb-99              19,080               15,792
31-Mar-99              19,900               16,409
30-Apr-99              21,271               17,717
31-May-99              21,122               17,564
30-Jun-99              22,271               18,301
31-Jul-99              21,857               17,747
31-Aug-99              21,392               17,305
30-Sep-99              21,663               17,170
31-Oct-99              22,842               18,047
30-Nov-99              24,073               19,570
31-Dec-99              26,143               22,267


                                   ACCESSOR 7

                              SMALL TO MID CAP FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
     SMALL TO MID CAP FUND VS. UNMANAGED SMALL TO MID CAP COMPOSITE INDEX(2)
                            8/31/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR SMALL TO MID CAP
TOTAL HISTORY
                                      10,000 IN SMALL TO
   DATE           10,000 IN FUND      MID COMPOSITE INDEX
31-Aug-92              10,000               10,000
30-Sep-92              10,096               10,196
30-Oct-92              10,408               10,458
30-Nov-92              11,091               11,208
31-Dec-92              11,452               11,597
29-Jan-93              11,765               11,967
26-Feb-93              11,587               11,785
31-Mar-93              11,986               12,204
30-Apr-93              11,538               11,781
28-May-93              11,960               12,179
30-Jun-93              12,027               12,269
30-Jul-93              12,171               12,488
31-Aug-93              12,620               13,046
30-Sep-93              12,842               13,394
29-Oct-93              13,037               13,787
30-Nov-93              12,664               13,308
31-Dec-93              13,101               13,722
31-Jan-94              13,499               14,077
28-Feb-94              13,304               13,949
31-Mar-94              12,630               13,200
29-Apr-94              12,692               13,165
31-May-94              12,452               13,059
30-Jun-94              12,113               12,734
29-Jul-94              12,300               12,984
31-Aug-94              12,957               13,676
30-Sep-94              12,904               13,676
31-Oct-94              12,877               13,625
30-Nov-94              12,335               13,107
30-Dec-94              12,568               13,320
31-Jan-95              12,505               13,278
28-Feb-95              12,880               13,808
31-Mar-95              13,124               14,101
28-Apr-95              13,401               14,382
31-May-95              13,615               14,632
30-Jun-95              14,319               15,453
31-Jul-95              15,314               16,428
31-Aug-95              15,538               16,815
29-Sep-95              15,916               17,227
31-Oct-95              15,386               16,766
30-Nov-95              16,131               17,478
29-Dec-95              16,586               17,698
31-Jan-96              16,520               17,880
29-Feb-96              17,207               18,462
29-Mar-96              17,439               18,744
30-Apr-96              18,259               19,616
31-May-96              18,673               20,234
28-Jun-96              18,270               19,599
31-Jul-96              17,170               18,127
30-Aug-96              18,435               19,106
30-Sep-96              19,442               20,017
31-Oct-96              19,529               19,721
29-Nov-96              20,524               20,554
31-Dec-96              20,706               20,739
31-Jan-97              21,267               21,409
28-Feb-97              20,685               20,956
31-Mar-97              19,851               19,861
30-Apr-97              20,611               19,910
30-May-97              22,440               21,892
30-Jun-97              23,382               22,929
31-Jul-97              25,531               24,508
31-Aug-97              25,753               24,730
30-Sep-97              28,094               26,444
31-Oct-97              26,967               25,437
28-Nov-97              27,412               25,444
31-Dec-97              28,193               26,067
30-Jan-98              28,298               25,694
27-Feb-98              30,805               27,659
31-Mar-98              32,342               29,090
30-Apr-98              32,937               29,458
29-May-98              31,425               28,082
30-Jun-98              32,321               28,519
31-Jul-98              30,033               26,904
31-Aug-98              24,807               21,691
30-Sep-98              26,323               23,256
30-Oct-98              27,133               24,578
30-Nov-98              29,063               26,107
30-Dec-98              32,701               28,317
31-Jan-99              32,077               28,771
28-Feb-99              30,367               27,206
31-Mar-99              31,673               28,268
30-Apr-99              33,855               30,522
31-May-99              33,618               30,257
30-Jun-99              35,447               31,528
31-Jul-99              34,788               30,573
31-Aug-99              34,047               29,812
30-Sep-99              34,479               29,579
31-Oct-99              36,355               31,091
30-Nov-99              38,314               33,714
31-Dec-99              41,609               38,360


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................27.26%
            FIVE YEARS .......................................27.06%
            SINCE INCEPTION(3) ...............................21.21%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................26.60%
            SINCE INCEPTION(4) ...............................19.31%


(1) Annualized.

(2) The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital, which combines the BARRA Institutional Small Index and the Wilshire 4500 Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. In August 1995, shareholders approved changes to the Fund's investment policies to change the Fund from a small cap fund to a small to medium cap fund. Accordingly, prior to October 1995, the BARRA Index is used. Starting October 1995, the Wilshire Index is used.

(3) Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Institutional Small Index assumes initial investment on August 31, 1992 and through the period ended September 15, 1995. Beginning in September 1995, the Wilshire 4500 Index is used as the Fund's benchmark.

(4) The inception date of the Investor Class is June 24, 1998.


                                   ACCESSOR 8

                            INTERNATIONAL EQUITY FUND

     The International Equity Fund ("Fund") seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges. The Fund is designed to have risk characteristics similar to its benchmark, the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index ("Index"). Performance for periods prior to May 1996 shows comparisons with the previous benchmark index, the MSCI EAFE Index. The MSCI EAFE Index is provided in the first graph only for comparative depiction of the prior period. The money manager of the Fund is Nicholas-Applegate Capital Management.

     The Fund is available in two classes of shares. The Advisor Class commenced operations on October 3, 1994. The Investor Class Shares of the Fund were first issued on July 6, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 48.93%, as compared to 30.32% for the MSCI EAFE+EMF Index. The Investor Class Shares had a total return of 48.23% for the year ended December 31, 1999.

     Last year international markets performed well on all fronts. European markets performed well with the Euro zone reaping benefits of a larger, more liquid market for goods and services. The Pacific Rim performance was driven by a Japanese market that benefited both from strength in earnings and a sign of an economic recovery and the appreciation of the Yen. Emerging markets bottomed out from the crisis of 1998 and started their recovery, with markets like India and Korea showing extraordinary gains. Thanks to some astute stock selection, the money manager added to the strong performance of the benchmark, and the Fund produced significant value added relative to its benchmark.


                                   ACCESSOR 9

                           INTERNATIONAL EQUITY FUND
                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE FOLLOWING GRAPHS IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
             INTERNATIONAL EQUITY FUND VS. UNMANAGED MSCI EAFE INDEX
                            10/31/94 THROUGH 4/30/96

                               [PLOT POINTS CHART]

ACCESSOR INTERNATIONAL EQUITY
SEPARATE PERIODS
                                                10,000 IN
  DATE              10,000 IN FUND           MSCI EAFE INDEX
31-Oct-94               10,000                   10,000
30-Nov-94                9,491                    9,519
31-Dec-94                9,589                    9,579
31-Jan-95                9,030                    9,211
28-Feb-95                8,998                    9,183
31-Mar-95                9,211                    9,755
28-Apr-95                9,482                   10,122
31-May-95                9,343                   10,002
30-Jun-95                9,293                    9,826
31-Jul-95                9,942                   10,438
31-Aug-95               10,033                   10,040
29-Sep-95               10,221                   10,236
31-Oct-95                9,959                    9,960
30-Nov-95               10,090                   10,304
29-Dec-95               10,320                   10,719
31-Jan-96               10,304                   10,763
29-Feb-96               10,533                   10,800
29-Mar-96               10,886                   11,029
30-Apr-96               11,313                   11,350


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
          INTERNATIONAL EQUITY FUND VS. UNMANAGED MSCI EAFE + EMF INDEX
                            4/30/96 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR INTERNATIONAL EQUITY
SEPARATE PERIODS
                                             10,000 IN MSCI
  DATE              10,000 IN FUND          EAFE + EMF INDEX
30-Apr-96               10,000                   10,000
31-May-96               10,015                    9,840
28-Jun-96               10,182                    9,898
31-Jul-96                9,674                    9,569
30-Aug-96                9,769                    9,609
30-Sep-96                9,907                    9,828
31-Oct-96                9,907                    9,700
29-Nov-96               10,321                   10,057
31-Dec-96               10,380                    9,948
31-Jan-97               10,387                    9,733
28-Feb-97               10,424                    9,927
31-Mar-97               10,499                    9,933
30-Apr-97               10,552                   10,010
30-May-97               11,227                   10,618
30-Jun-97               11,828                   11,220
31-Jul-97               12,533                   11,424
29-Aug-97               11,684                   10,514
30-Sep-97               12,508                   11,081
31-Oct-97               11,395                   10,117
28-Nov-97               11,320                   10,002
31-Dec-97               11,517                   10,111
30-Jan-98               11,882                   10,433
27-Feb-98               12,472                   11,121
31-Mar-98               13,031                   11,487
30-Apr-98               13,435                   11,571
29-May-98               13,558                   11,359
30-Jun-98               13,481                   11,336
31-Jul-98               14,041                   11,481
31-Aug-98               12,123                    9,895
30-Sep-98               11,680                    9,667
30-Oct-98               12,022                   10,678
30-Nov-98               12,636                   11,255
30-Dec-98               13,368                   11,652
31-Jan-99               13,780                   11,607
28-Feb-99               13,313                   11,362
31-Mar-99               14,025                   11,919
30-Apr-99               14,595                   12,489
31-May-99               13,891                   11,901
30-Jun-99               14,807                   12,454
31-Jul-99               15,149                   12,754
31-Aug-99               15,308                   12,810
30-Sep-99               15,293                   12,887
31-Oct-99               15,851                   13,352
30-Nov-99               17,309                   13,886
31-Dec-99               19,912                   15,185


                                   ACCESSOR 10

                           INTERNATIONAL EQUITY FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
    INTERNATIONAL EQUITY FUND VS. UNMANAGED INTERNATIONAL COMPOSITE INDEX(2)
                            10/31/94 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR INTERNATIONAL EQUITY
TOTAL HISTORY
                                             10,000 IN INTL
  DATE              10,000 IN FUND           COMPOSITE INDEX
31-Oct-94               10,000                   10,000
30-Nov-94                9,491                    9,519
31-Dec-94                9,589                    9,579
31-Jan-95                9,030                    9,211
28-Feb-95                8,998                    9,183
31-Mar-95                9,211                    9,755
28-Apr-95                9,482                   10,122
31-May-95                9,343                   10,002
30-Jun-95                9,293                    9,826
31-Jul-95                9,942                   10,438
31-Aug-95               10,033                   10,040
29-Sep-95               10,221                   10,236
31-Oct-95                9,959                    9,960
30-Nov-95               10,090                   10,304
29-Dec-95               10,320                   10,719
31-Jan-96               10,304                   10,763
29-Feb-96               10,533                   10,800
29-Mar-96               10,886                   11,029
30-Apr-96               11,313                   11,350
31-May-96               11,330                   11,168
28-Jun-96               11,519                   11,234
31-Jul-96               10,944                   10,861
30-Aug-96               11,052                   10,906
30-Sep-96               11,207                   11,154
31-Oct-96               11,207                   11,009
29-Nov-96               11,676                   11,414
31-Dec-96               11,742                   11,291
31-Jan-97               11,751                   11,047
28-Feb-97               11,793                   11,267
31-Mar-97               11,878                   11,274
30-Apr-97               11,937                   11,361
30-May-97               12,701                   12,051
30-Jun-97               13,381                   12,735
31-Jul-97               14,178                   12,966
29-Aug-97               13,218                   11,933
30-Sep-97               14,150                   12,576
31-Oct-97               12,891                   11,482
28-Nov-97               12,806                   11,352
31-Dec-97               13,029                   11,476
30-Jan-98               13,442                   11,841
27-Feb-98               14,110                   12,623
31-Mar-98               14,742                   13,038
30-Apr-98               15,199                   13,133
29-May-98               15,339                   12,893
30-Jun-98               15,251                   12,866
31-Jul-98               15,884                   13,030
31-Aug-98               13,714                   11,231
30-Sep-98               13,214                   10,971
30-Oct-98               13,601                   12,119
30-Nov-98               14,295                   12,775
30-Dec-98               15,124                   13,224
31-Jan-99               15,589                   13,174
28-Feb-99               15,061                   12,896
31-Mar-99               15,867                   13,528
30-Apr-99               16,511                   14,175
31-May-99               15,715                   13,507
30-Jun-99               16,751                   14,135
31-Jul-99               17,138                   14,476
31-Aug-99               17,318                   14,539
30-Sep-99               17,300                   14,627
31-Oct-99               17,932                   15,155
30-Nov-99               19,581                   15,761
31-Dec-99               22,527                   17,234


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................48.93%
            FIVE YEARS .......................................18.62%
            SINCE INCEPTION(3) ...............................17.05%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................48.23%
            SINCE INCEPTION(4) ...............................26.75%


(1) Annualized.

(2) The International Composite Index is a hypothetical index constructed by Accessor Capital, which combines the MSCI EAFE Index and the MSCI EAFE+EMF Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. Prior to May 1996, the Fund did not invest in emerging market securities. Beginning in May 1996, the Fund was permitted to do so. Accordingly, prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used.

(3) Inception assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE+EMF Index is used as the Fund's benchmark.

(4) The inception date of the Investor Class is July 6, 1998.


                                   ACCESSOR 11

                         INTERMEDIATE FIXED-INCOME FUND

     The Intermediate Fixed-Income Fund ("Fund") seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and dollar-weighted average portfolio duration that does not vary more or less than 20% from that of its benchmark, the Lehman Brothers Government/Corporate Index ("Index") or another relevant index approved by the Board of Directors. Under normal market conditions, the Fund will have a dollar-weighted average duration of not less than three years and not more than ten years. The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is Cypress Asset Management.

     The Intermediate Fixed-Income Fund is available in two classes of shares. The Advisor Class commenced operations on June 15, 1992. The Investor Class Shares of the Intermediate Fixed-Income Fund were first issued on July 14, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was -3.58%, as compared to -2.15% for the Index. The Investor Class Shares had a total return of -4.05% for the year ended December 31, 1999.

     A strong economy and the fear of inflation caused the Federal Reserve to raise rates during the year, resulting in weak results for fixed-income products. Deviation from the benchmark is principally due to the payment of operating expenses by the Fund, whereas the Index results do not include expenses of any kind.

     Cypress has developed a highly disciplined approach to managing fixed-income funds. It seeks to tightly control the interest rate risk characteristics of the Fund to match that of the benchmark index and to strive to provide added value mainly through security selection, and by overweighting corporate bonds.

     In May of 1999, the Board of Directors unanimously approved a change to allow the Fund to invest up to 20% of the assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the assets of the Fund in securities rated BB by S&P or Ba by Moody's at the time of purchase. The money manager believes that adding this flexibility will increase the Fund's performance over time, and intends to purchase these securities when their yields compensate for the incremental risk. The money manager will continue to maintain the duration controls described in the prospectus.


                                   ACCESSOR 12

                         INTERMEDIATE FIXED-INCOME FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
  INTERMEDIATE FIXED-INCOME FUND VS. UNMANAGED LEHMAN BROTHERS GOVT/CORP INDEX
                            6/30/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR INTERMEDIATE FIXED INCOME

  DATE            10,000 IN FUND     10,000 IN INDEX
30-Jun-92             10,000              10,000
31-Jul-92             10,213              10,228
31-Aug-92             10,339              10,324
30-Sep-92             10,483              10,465
30-Oct-92             10,303              10,316
30-Nov-92             10,222              10,292
31-Dec-92             10,371              10,450
29-Jan-93             10,598              10,665
26-Feb-93             10,787              10,860
31-Mar-93             10,840              10,900
30-Apr-93             10,923              10,986
28-May-93             10,922              10,971
30-Jun-93             11,123              11,182
31-Jul-93             11,163              11,231
31-Aug-93             11,372              11,449
30-Sep-93             11,414              11,493
29-Oct-93             11,449              11,532
30-Nov-93             11,321              11,434
31-Dec-93             11,359              11,486
31-Jan-94             11,507              11,658
28-Feb-94             11,228              11,404
31-Mar-94             10,959              11,125
30-Apr-94             10,856              11,032
31-May-94             10,831              11,012
30-Jun-94             10,785              10,987
29-Jul-94             10,969              11,207
31-Aug-94             10,965              11,211
30-Sep-94             10,809              11,042
31-Oct-94             10,779              11,030
30-Nov-94             10,728              11,010
31-Dec-94             10,764              11,083
31-Jan-95             10,941              11,296
28-Feb-95             11,171              11,558
31-Mar-95             11,253              11,635
28-Apr-95             11,391              11,797
31-May-95             11,859              12,291
30-Jun-95             11,942              12,389
31-Jul-95             11,888              12,341
31-Aug-95             12,040              12,499
29-Sep-95             12,169              12,627
31-Oct-95             12,342              12,812
30-Nov-95             12,535              13,024
29-Dec-95             12,730              13,215
31-Jan-96             12,794              13,297
29-Feb-96             12,535              13,015
29-Mar-96             12,439              12,906
30-Apr-96             12,352              12,817
31-May-96             12,335              12,795
28-Jun-96             12,489              12,966
31-Jul-96             12,508              12,996
30-Aug-96             12,462              12,965
30-Sep-96             12,673              13,196
31-Oct-96             12,943              13,503
29-Nov-96             13,204              13,752
31-Dec-96             13,055              13,599
31-Jan-97             13,055              13,615
28-Feb-97             13,080              13,641
31-Mar-97             12,923              13,479
30-Apr-97             13,108              13,676
30-May-97             13,206              13,803
30-Jun-97             13,369              13,968
31-Jul-97             13,774              14,396
29-Aug-97             13,615              14,235
30-Sep-97             13,821              14,458
31-Oct-97             14,012              14,689
28-Nov-97             14,027              14,767
31-Dec-97             14,181              14,922
30-Jan-98             14,388              15,133
27-Feb-98             14,331              15,103
31-Mar-98             14,374              15,149
30-Apr-98             14,411              15,225
29-May-98             14,576              15,388
30-Jun-98             14,713              15,545
31-Jul-98             14,720              15,557
31-Aug-98             14,980              15,861
30-Sep-98             15,334              16,314
30-Oct-98             15,207              16,199
30-Nov-98             15,309              16,296
30-Dec-98             15,370              16,335
31-Jan-99             15,460              16,451
28-Feb-99             15,052              16,059
31-Mar-99             15,110              16,140
30-Apr-99             15,119              16,180
31-May-99             14,921              16,013
30-Jun-99             14,824              15,964
31-Jul-99             14,794              15,919
31-Aug-99             14,788              15,906
30-Sep-99             14,954              16,049
31-Oct-99             14,955              16,091
30-Nov-99             14,948              16,081
31-Dec-99             14,819              15,983


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................-3.58%
            FIVE YEARS ........................................6.60%
            SINCE INCEPTION(2) ................................5.42%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR .........................................-4.05%
            SINCE INCEPTION(3) ................................0.04%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on June 15, 1992. Comparison with Lehman Brothers Government/Corporate Index assumes initial investment on June 30, 1992.

(3) The inception date of the Investor Class is July 14, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 13

                      SHORT-INTERMEDIATE FIXED-INCOME FUND

     The Short-Intermediate Fixed-Income Fund ("Fund") seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of its benchmark, the Lehman Brothers Government/Corporate 1-5 Year Index ("Index") or another relevant index approved by the Board of Directors. Under normal market conditions, the Fund will have a dollar-weighted average duration of not less than two years and not more than five years. The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is Cypress Asset Management.

     The Short-Intermediate Fixed-Income Fund is available in two classes of shares. The Advisor Class commenced operations on May 18, 1992. The Investor Class Shares of the Short-Intermediate Fixed-Income Fund were first issued on July 14, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 1.22%, as compared to 2.09% for the Index. The Investor Class Shares had a total return of 0.70% for the year ended December 31, 1999.

     A strong economy and the fear of inflation caused the Federal Reserve to raise rates during the year, resulting in weak results for fixed-income products. Deviation from the benchmark is principally due to the payment of operating expenses by the Fund, whereas the Index results do not include expenses of any kind.

     Cypress has developed a highly disciplined approach to managing fixed-income funds. It intends to tightly control the interest rate risk characteristics of the Fund to match that of the benchmark index and to strive to provide added value mainly through security selection and by overweighting corporate bonds.

     In May of 1999, the Board of Directors unanimously approved a change to allow the Fund to invest up to 20% of the assets of the Fund in securities rated BBB by S&P or Baa by Moody's and up to 6% of the assets of the Fund in securities rated BB by S&P or Ba by Moody's at the time of purchase. The money manager believes that adding this flexibility will increase the Fund's performance over time, and intends to purchase these securities when their yields compensate for the incremental risk. The money manager will continue to maintain the duration controls described in the prospectus.


                                   ACCESSOR 14

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
       SHORT-INT FIXED-INCOME FUND VS. UNMANAGED LEHMAN BROTHERS GOVT/CORP
                                 1-5 YEAR INDEX
                            5/31/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR SHT INTER FIXED INCOME

  DATE              10,000 IN FUND       10,000 IN INDEX
29-May-92               10,000                10,000
30-Jun-92               10,119                10,130
31-Jul-92               10,265                10,287
31-Aug-92               10,349                10,388
30-Sep-92               10,462                10,510
30-Oct-92               10,362                10,406
30-Nov-92               10,321                10,373
31-Dec-92               10,421                10,489
29-Jan-93               10,555                10,653
26-Feb-93               10,667                10,781
31-Mar-93               10,703                10,821
30-Apr-93               10,781                10,905
28-May-93               10,749                10,872
30-Jun-93               10,848                10,991
31-Jul-93               10,863                11,013
31-Aug-93               10,965                11,145
30-Sep-93               10,989                11,182
29-Oct-93               11,009                11,211
30-Nov-93               10,971                11,188
31-Dec-93               11,006                11,234
31-Jan-94               11,095                11,330
28-Feb-94               10,977                11,216
31-Mar-94               10,858                11,104
30-Apr-94               10,800                11,040
31-May-94               10,807                11,052
30-Jun-94               10,825                11,071
29-Jul-94               10,917                11,195
31-Aug-94               10,947                11,232
30-Sep-94               10,880                11,172
31-Oct-94               10,886                11,186
30-Nov-94               10,835                11,129
31-Dec-94               10,849                11,153
31-Jan-95               11,006                11,324
28-Feb-95               11,181                11,520
31-Mar-95               11,237                11,585
28-Apr-95               11,341                11,707
31-May-95               11,580                11,978
30-Jun-95               11,630                12,049
31-Jul-95               11,648                12,078
31-Aug-95               11,727                12,164
29-Sep-95               11,784                12,233
31-Oct-95               11,883                12,351
30-Nov-95               11,989                12,482
29-Dec-95               12,088                12,590
31-Jan-96               12,186                12,706
29-Feb-96               12,103                12,620
29-Mar-96               12,052                12,580
30-Apr-96               12,030                12,570
31-May-96               12,031                12,579
28-Jun-96               12,130                12,690
31-Jul-96               12,160                12,736
30-Aug-96               12,181                12,767
30-Sep-96               12,313                12,909
31-Oct-96               12,468                13,090
29-Nov-96               12,578                13,215
31-Dec-96               12,529                13,181
31-Jan-97               12,592                13,242
28-Feb-97               12,600                13,268
31-Mar-97               12,551                13,226
30-Apr-97               12,666                13,354
30-May-97               12,740                13,452
30-Jun-97               12,837                13,558
31-Jul-97               13,007                13,758
29-Aug-97               12,967                13,739
30-Sep-97               13,091                13,867
31-Oct-97               13,215                13,992
28-Nov-97               13,217                14,018
31-Dec-97               13,320                14,121
30-Jan-98               13,463                14,284
27-Feb-98               13,445                14,284
31-Mar-98               13,483                14,334
30-Apr-98               13,540                14,405
29-May-98               13,622                14,493
30-Jun-98               13,681                14,574
31-Jul-98               13,742                14,635
31-Aug-98               13,924                14,840
30-Sep-98               14,153                15,117
30-Oct-98               14,180                15,160
30-Nov-98               14,172                15,148
30-Dec-98               14,236                15,199
31-Jan-99               14,305                15,275
28-Feb-99               14,175                15,145
31-Mar-99               14,263                15,259
30-Apr-99               14,294                15,309
31-May-99               14,214                15,248
30-Jun-99               14,220                15,291
31-Jul-99               14,227                15,306
31-Aug-99               14,266                15,340
30-Sep-99               14,388                15,462
31-Oct-99               14,394                15,504
30-Nov-99               14,431                15,530
31-Dec-99               14,411                15,518


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................1.22%
            FIVE YEARS ........................................5.84%
            SINCE INCEPTION(2) ................................4.90%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................0.70%
            SINCE INCEPTION(3) ................................2.90%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on May 18, 1992. Comparison with Lehman Brothers Government/Corporate 1-5 Year Index assumes initial investment on May 31, 1992.

(3) The inception date of the Investor Class is July 14, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 15

                            MORTGAGE SECURITIES FUND

     The Mortgage Securities Fund ("Fund") seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside by a band of plus or minus 20% from that of its benchmark, the Lehman Brothers Mortgage-Backed Securities Index ("Index") or another relevant index approved by the Board of Directors. The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is BlackRock Financial Management, Inc.

     The Mortgage Securities Fund is available in two classes of shares. The Advisor Class commenced operations on May 18, 1992. The Investor Class Shares of the Mortgage Securities Fund were first issued on July 10, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 1.19%, as compared to 1.86% for the Index. The Investor Class Shares had a total return of 0.69% for the year ended December 31, 1999.

     Deviation from the benchmark is principally due to the payment of operating expenses by the Fund, whereas the Index results do not include expenses of any kind.

     A strong economy and rate tightening by the Federal Reserve provided a very challenging environment for mortgage-backed securities. Nevertheless, the money manager of the Mortgage Fund produced good performance through its disciplined and quantitatively sophisticated investment process.


                                   ACCESSOR 16

                            MORTGAGE SECURITIES FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
     MORTGAGE SECURITIES FUND VS. UNMANAGED LEHMAN BROTHERS MORTGAGE-BACKED
                                SECURITIES INDEX
                            5/31/92 THROUGH 12/31/99

                               [PLOT POINTS CHART]

ACCESSOR MORTGAGE SECURITIES

  DATE            10,000 IN FUND     10,000 IN INDEX
29-May-92             10,000              10,000
30-Jun-92             10,095              10,118
31-Jul-92             10,271              10,207
31-Aug-92             10,356              10,340
30-Sep-92             10,413              10,420
30-Oct-92             10,259              10,329
30-Nov-92             10,244              10,361
31-Dec-92             10,379              10,494
29-Jan-93             10,545              10,632
26-Feb-93             10,662              10,739
31-Mar-93             10,705              10,805
30-Apr-93             10,754              10,861
28-May-93             10,773              10,923
30-Jun-93             10,922              11,006
31-Jul-93             10,981              11,050
31-Aug-93             11,049              11,102
30-Sep-93             11,062              11,112
29-Oct-93             11,089              11,144
30-Nov-93             11,067              11,122
31-Dec-93             11,133              11,212
31-Jan-94             11,240              11,323
28-Feb-94             11,133              11,244
31-Mar-94             10,998              10,951
30-Apr-94             10,910              10,870
31-May-94             10,899              10,914
30-Jun-94             10,867              10,890
29-Jul-94             11,076              11,107
31-Aug-94             11,071              11,143
30-Sep-94             10,917              10,985
31-Oct-94             10,902              10,978
30-Nov-94             10,861              10,944
31-Dec-94             10,949              11,032
31-Jan-95             11,176              11,268
28-Feb-95             11,445              11,555
31-Mar-95             11,509              11,609
28-Apr-95             11,650              11,774
31-May-95             12,010              12,145
30-Jun-95             12,089              12,214
31-Jul-95             12,086              12,235
31-Aug-95             12,197              12,362
29-Sep-95             12,297              12,471
31-Oct-95             12,398              12,582
30-Nov-95             12,563              12,726
29-Dec-95             12,705              12,885
31-Jan-96             12,775              12,981
29-Feb-96             12,653              12,874
29-Mar-96             12,596              12,827
30-Apr-96             12,560              12,791
31-May-96             12,531              12,754
28-Jun-96             12,684              12,930
31-Jul-96             12,720              12,978
30-Aug-96             12,713              12,978
30-Sep-96             12,932              13,195
31-Oct-96             13,171              13,453
29-Nov-96             13,408              13,646
31-Dec-96             13,337              13,575
31-Jan-97             13,411              13,675
28-Feb-97             13,461              13,720
31-Mar-97             13,306              13,591
30-Apr-97             13,548              13,808
30-May-97             13,693              13,943
30-Jun-97             13,848              14,106
31-Jul-97             14,086              14,371
29-Aug-97             14,058              14,337
30-Sep-97             14,249              14,519
31-Oct-97             14,423              14,680
28-Nov-97             14,455              14,728
31-Dec-97             14,608              14,862
30-Jan-98             14,789              15,010
27-Feb-98             14,776              15,041
31-Mar-98             14,829              15,104
30-Apr-98             14,920              15,190
29-May-98             15,023              15,291
30-Jun-98             15,090              15,364
31-Jul-98             15,161              15,442
31-Aug-98             15,290              15,583
30-Sep-98             15,374              15,771
30-Oct-98             15,362              15,751
30-Nov-98             15,472              15,830
30-Dec-98             15,547              15,898
31-Jan-99             15,641              16,011
28-Feb-99             15,577              15,947
31-Mar-99             15,711              16,053
30-Apr-99             15,740              16,127
31-May-99             15,618              16,037
30-Jun-99             15,562              15,981
31-Jul-99             15,459              15,872
31-Aug-99             15,475              15,872
30-Sep-99             15,736              16,129
31-Oct-99             15,796              16,223
30-Nov-99             15,803              16,231
31-Dec-99             15,730              16,192


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................1.19%
            FIVE YEARS ........................................7.51%
            SINCE INCEPTION(2) ................................6.14%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................0.69%
            SINCE INCEPTION(3) ................................2.14%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on May 18, 1992. Comparison with Lehman Brothers Mortgage-Backed Securities Index assumes initial investment on May 31, 1992.

(3) The inception date of the Investor Class is July 10, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 17

                           U.S. GOVERNMENT MONEY FUND

     The U.S. Government Money Fund ("Fund") seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Government Money Fund is managed by Accessor Capital Management LP.

     The U.S. Government Money Fund is available in two classes of shares. The Advisor Class commenced operations on April 9, 1992. The Investor Class Shares of the Fund were first issued on July 29, 1998.

     For the Advisor Class Shares, the return for the year ended December 31, 1999 was 4.72%. The Investor Class Shares had a total return of 4.20% for the year ended December 31, 1999.

     A healthy U.S. economy, low inflation, low interest rates, and high consumer confidence continued to fuel the booming housing market in 1999. As a result, there were high levels of discount note issuance by the government agencies such as Fannie Mae, Freddie Mac, and Federal Home Loan Bank. As these agency discount notes offered attractive yield spreads over Treasury Bills of similar maturities, the bulk of the assets in the U.S. Government Money Fund were invested in these securities. The assets in the U.S. Government Money Fund more than doubled in 1999, resulting in trading efficiencies and a continued reduction in the fund expense ratio. The competitive yield of the U.S. Government Money Fund compared favorably with other U.S. Government money funds as ranked by IBC's Money Fund Report.


                                   ACCESSOR 18

                           U.S. GOVERNMENT MONEY FUND
                               PERFORMANCE SUMMARY

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                           U.S. GOVERNMENT MONEY FUND
                             4/9/92 THROUGH 12/31/99


                               [PLOT POINTS CHART]

ACCESSOR US GOVERNMENT MONEY

   DATE          10,000 IN FUND
 9-Apr-92           10,000
29-May-92           10,030
30-Jun-92           10,060
31-Jul-92           10,091
31-Aug-92           10,120
30-Sep-92           10,144
30-Oct-92           10,169
30-Nov-92           10,192
31-Dec-92           10,217
29-Jan-93           10,242
26-Feb-93           10,263
31-Mar-93           10,286
30-Apr-93           10,309
28-May-93           10,332
30-Jun-93           10,354
30-Jul-93           10,378
31-Aug-93           10,402
30-Sep-93           10,425
29-Oct-93           10,449
30-Nov-93           10,473
31-Dec-93           10,505
31-Jan-94           10,529
28-Feb-94           10,551
31-Mar-94           10,576
29-Apr-94           10,604
31-May-94           10,634
30-Jun-94           10,665
29-Jul-94           10,699
31-Aug-94           10,734
30-Sep-94           10,769
31-Oct-94           10,807
30-Nov-94           10,846
31-Dec-94           10,893
31-Jan-95           10,940
28-Feb-95           10,984
31-Mar-95           11,034
28-Apr-95           11,084
31-May-95           11,135
30-Jun-95           11,185
31-Jul-95           11,235
31-Aug-95           11,285
29-Sep-95           11,333
31-Oct-95           11,379
30-Nov-95           11,415
29-Dec-95           11,462
31-Jan-96           11,490
29-Feb-96           11,532
29-Mar-96           11,576
30-Apr-96           11,620
31-May-96           11,667
28-Jun-96           11,708
31-Jul-96           11,755
30-Aug-96           11,803
30-Sep-96           11,846
31-Oct-96           11,896
29-Nov-96           11,935
31-Dec-96           11,978
31-Jan-97           12,027
28-Feb-97           12,071
31-Mar-97           12,121
30-Apr-97           12,170
30-May-97           12,222
30-Jun-97           12,272
31-Jul-97           12,325
31-Aug-97           12,377
30-Sep-97           12,429
31-Oct-97           12,482
28-Nov-97           12,533
31-Dec-97           12,585
30-Jan-98           12,638
27-Feb-98           12,686
31-Mar-98           12,740
30-Apr-98           12,792
29-May-98           12,846
30-Jun-98           12,897
31-Jul-98           12,951
31-Aug-98           13,006
30-Sep-98           13,059
30-Oct-98           13,115
30-Nov-98           13,165
30-Dec-98           13,216
31-Jan-99           13,266
28-Feb-99           13,312
31-Mar-99           13,361
30-Apr-99           13,412
31-May-99           13,459
30-Jun-99           13,507
31-Jul-99           13,561
31-Aug-99           13,613
30-Sep-99           13,666
31-Oct-99           13,722
30-Nov-99           13,778
31-Dec-99           13,837


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................4.72%
            FIVE YEARS ........................................4.98%
            SINCE INCEPTION(2) ................................4.37%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/99

            ONE YEAR ..........................................4.20%
            SINCE INCEPTION(3) ................................4.24%


(1) Annualized.

(2) Since inception rate of return assumes initial investment on April 9, 1992.

(3) The inception date of the Investor Class is July 29, 1998.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                                   ACCESSOR 19

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (92.9%)

BEVERAGES & TOBACCO (0.5%)
  PEPSICO                                                                            58,600    $  2,065,650
                                                                                               ------------
                                                                                                  2,065,650

CHEMICALS (0.3%)
  ECOLAB                                                                             24,100         942,913
                                                                                               ------------
                                                                                                    942,913

COMMERICAL SERIVCES (0.8%)
  INTERPUBLIC GROUP                                                                  24,600       1,419,113
  OMNICOM GROUP                                                                      17,600       1,760,000
                                                                                               ------------
                                                                                                  3,179,113

COMMUNICATION SERVICES (8.7%)
  AT&T                                                                              200,799      10,190,549
  BELLSOUTH                                                                         126,000       5,898,375
  MCI WORLDCOM *                                                                     28,238       1,498,352
  NEXTEL COMMUNICATIONS *                                                            32,700       3,372,188
  SBC COMMUNICATIONS                                                                257,018      12,529,628
                                                                                               ------------
                                                                                                 33,489,092

COMPUTER HARDWARE (18.0%)
  CISCO SYSTEMS*                                                                    263,300      28,206,013
  COMVERSE TECHNOLOGY *                                                              13,500       1,954,125
  DELL COMPUTER*                                                                    175,130       8,931,630
  EMC*                                                                               43,200       4,719,600
  GATEWAY *                                                                           8,730         629,106
  LEXMARK INTERNATIONAL GROUP CLASS A *                                               7,050         638,025
  LUCENT TECHNOLOGIES                                                                92,520       6,921,652
  NETWORK APPLIANCE *                                                                20,020       1,662,911
  QUALCOMM *                                                                         40,400       7,120,500
  SUN MICROSYSTEMS *                                                                 63,300       4,901,794
  TELLABS*                                                                           56,600       3,633,012
                                                                                               ------------
                                                                                                 69,318,368

COMPUTER SERVICES (1.9%)
  PAYCHEX                                                                            12,150         486,000
  YAHOO! *                                                                           15,500       6,706,656
                                                                                               ------------
                                                                                                  7,192,656

COMPUTER SOFTWARE(14.4%)
  ADOBE SYSTEMS                                                                      15,200       1,022,200
  AMERICA ONLINE*                                                                   152,600      11,511,763
  BMC SOFTWARE *                                                                     14,100       1,127,119
  COMPUTER ASSOCIATES INTERNATIONAL                                                  35,230       2,463,898
  MICROSOFT*                                                                        290,300      33,892,525
  ORACLE *                                                                           45,800       5,132,462
                                                                                               ------------
                                                                                                 55,149,967

CONSUMER SERVICES (0.6%)
  COMCAST CLASS A                                                                    18,200         914,550
  SYSCO                                                                              36,000       1,424,250
                                                                                               ------------
                                                                                                  2,338,800

ELECTRICAL EQUIPMENT (8.2%)
  GENERAL ELECTRIC                                                                  200,950      31,097,013
  SOLECTRON *                                                                         4,100         390,012
                                                                                               ------------
                                                                                                 31,487,025

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 20

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRONICS (7.4%)
  APPLIED MATERIALS *                                                               54,600     $  6,917,137
  INTEL                                                                            206,800       17,022,225
  PE CORP-PE BIOSYSTEMS GROUP                                                       16,400        1,973,125
  TEXAS INSTRUMENTS                                                                  8,100          784,688
  XILINX *                                                                          41,000        1,864,219
                                                                                               ------------
                                                                                                 28,561,394

FOOD & HOUSEWARES (4.3%)
  COLGATE-PALMOLIVE                                                                 33,900        2,203,500
  GENERAL MILLS                                                                     23,200          829,400
  KIMBERLY-CLARK                                                                    30,160        1,967,940
  PROCTER & GAMBLE                                                                  95,480       10,461,027
  QUAKER OATS                                                                       18,700        1,227,188
                                                                                               ------------
                                                                                                 16,689,055

HOMEBUILDING & FURNISHING (0.2%)
  BLACK & DECKER                                                                    11,200          585,200
                                                                                               ------------
                                                                                                    585,200

INSURANCE (0.7%)
  BERKSHIRE HATHAWAY CLASS B *                                                       1,418        2,594,940
                                                                                               ------------
                                                                                                  2,594,940

LEISURE (0.3%)
  MCGRAW HILL COMPANIES                                                             15,900          979,838
                                                                                               ------------
                                                                                                    979,838

MANUFACTURING (2.2%)
  AVERY DENNISON                                                                     8,300          604,863
  CORNING                                                                           25,900        3,339,481
  DANAHER                                                                            4,240          204,580
  HONEYWELL INTERNATIONAL                                                           53,300        3,074,744
  MILLIPORE                                                                         12,400          478,950
  PITNEY BOWES                                                                      17,750          857,547
                                                                                               ------------
                                                                                                  8,560,165

OTHER FINANCIALS (1.0%)
  CHARLES SCHWAB                                                                    52,110        1,999,721
  FREDDIE MAC                                                                        8,100          381,206
  PROVIDIAN FINANCIAL                                                                6,900          628,331
  SLM HOLDING                                                                       15,140          639,665
                                                                                               ------------
                                                                                                  3,648,923

OTHER HEALTH CARE (6.5%)
  ABBOTT LABORATORIES                                                               91,950        3,338,934
  ALLERGAN                                                                          15,550          773,613
  BRISTOL-MYERS SQUIBB                                                             186,170       11,949,787
  GUIDANT *                                                                         17,600          827,200
  JOHNSON & JOHNSON                                                                 88,200        8,213,625
                                                                                               ------------
                                                                                                 25,103,159

PHARMACEUTICALS (6.6%)
  AMGEN*                                                                            56,800        3,411,550
  ELI LILLY                                                                         25,500        1,695,750
  MERCK                                                                            199,500       13,378,968
  SCHERING-PLOUGH                                                                  160,200        6,758,437
                                                                                               ------------
                                                                                                 25,244,705

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 21

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
RETAIL (10.3%)
  BED, BATH & BEYOND *                                                              24,000     $    834,000
  HOME DEPOT                                                                       215,100       14,747,794
  KOHLS*                                                                            13,000          938,437
  STAPLES*                                                                          93,700        1,944,275
  TANDY                                                                              8,550          420,553
  WAL-MART STORES                                                                  300,600       20,778,975
                                                                                               ------------
                                                                                                 39,664,034

TOTAL COMMON STOCK (IDENTIFIED COST $245,391,798)                                               356,794,997
                                                                                               ------------
INVESTMENT COMPANIES (4.8%)

  STANDARD & POORS DEPOSITORY RECEIPTS                                             126,200       18,535,625
                                                                                               ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,470,320)                                         18,535,625
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.9%)                             RATE       DATE         AMOUNT          VALUE

  FIFTH THIRD BANK REPURCHASE AGREEMENT                   1.55%   01/03/2000    $7,335,506        7,335,506
  DATED 12/31/99 (Collateralized by 7,490,000 GNMA                                             ------------
  Pool #780848, 6.50%, 8-15-13, market value $7,346,445)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,335,506)                                         7,335,506
                                                                                               ------------

TOTAL INVESTMENTS (99.6%)(IDENTIFIED COST $270,197,624)(1)                                      382,666,128
                                                                                               ------------
OTHER ASSETS LESS LIABILITIES (0.4%)                                                              1,403,209
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $384,069,337
                                                                                               ============

 *  Non-income producing security.
(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 22

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (96.6%)

AEROSPACE & DEFENSE (2.2%)
  B.F. GOODRICH                                                                      2,500     $     68,750
  BOEING                                                                            59,400        2,468,812
  GENERAL DYNAMICS                                                                  24,800        1,308,200
                                                                                               ------------
                                                                                                  3,845,762

AGRICULTURAL PAPER & FOREST PRODUCTS (2.1%)
  GEORGIA PACIFIC                                                                   50,100        2,542,575
  WEYERHAEUSER                                                                      15,300        1,098,731
                                                                                               ------------
                                                                                                  3,641,306

AUTOMOBILES (3.6%)
  FORD MOTOR COMPANY                                                                68,300        3,649,781
  GENERAL MOTORS                                                                    16,900        1,228,419
  SNAP-ON                                                                           56,800        1,508,750
                                                                                               ------------
                                                                                                  6,386,950

BANKS AND SAVINGS & LOANS (10.9%)
  AMSOUTH BANCORPORATION                                                            73,700        1,423,331
  BANK OF AMERICA                                                                   82,900        4,160,544
  BANK ONE                                                                          28,700          920,194
  CHASE MANHATTAN                                                                   48,600        3,775,612
  FIRSTAR                                                                           97,000        2,049,125
  FLEET BOSTON FINANCIAL                                                            74,500        2,593,531
  GOLDEN WEST FINANCIAL                                                             15,600          522,600
  PNC BANK                                                                          43,800        1,949,100
  SOUTHTRUST                                                                        11,200          423,500
  US BANCORP                                                                        31,000          738,188
  WELLS FARGO                                                                       15,300          618,694
                                                                                               ------------
                                                                                                 19,174,419

BEVERAGES & TOBACCO (1.4%)
  PHILIP MORRIS COMPANIES                                                          109,400        2,536,713
                                                                                               ------------
                                                                                                  2,536,713

CHEMICALS (2.3%)
  E.I. DU PONT DE NEMOURS                                                            8,900          586,288
  ENGELHARD                                                                         49,800          939,975
  FMC *                                                                             35,000        2,005,937
  PRAXAIR                                                                           10,200          513,188
                                                                                               ------------
                                                                                                  4,045,388

COMMUNICATION SERVICES (10.5%)
  ALLTEL                                                                            19,300        1,595,869
  AT&T                                                                              78,700        3,994,025
  BELL ATLANTIC                                                                     73,100        4,500,219
  BELLSOUTH                                                                         18,500          866,031
  GTE                                                                                4,000          282,250
  MCI WORLDCOM *                                                                   123,450        6,550,565
  SPRINT-FON GROUP                                                                   9,700          652,931
                                                                                               ------------
                                                                                                 18,441,890

COMPUTER HARDWARE (3.8%)
  APPLE COMPUTER *                                                                  11,900        1,223,468
  COMPAQ COMPUTER                                                                   26,800          725,275
  HEWLETT PACKARD                                                                   22,800        2,597,775
  MOTOROLA                                                                          11,500        1,693,375

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 23

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - CONTINUED
  SCIENTIFIC ATLANTA                                                                 7,200     $    400,500
  SEAGATE TECHNOLOGY *                                                               1,100           51,219
                                                                                               ------------
                                                                                                  6,691,612

COMPUTER SERVICES (1.6%)
  COMPUTER SCIENCES *                                                               12,200        1,154,425
  ELECTRONIC DATA SYSTEMS                                                           23,600        1,579,725
                                                                                               ------------
                                                                                                  2,734,150

CONSUMER SERVICES (6.5%)
  CARDINAL HEALTH                                                                   34,000        1,627,750
  CBS *                                                                             55,300        3,535,744
  DELUXE                                                                            32,400          888,975
  GREAT ATLANTIC & PACIFIC TEA COMPANY                                              31,700          883,637
  SUPERVALU                                                                        100,000        2,000,000
  THE WALT DISNEY COMPANY                                                            8,700          254,475
  VIACOM CLASS B *                                                                  37,000        2,236,188
                                                                                               ------------
                                                                                                 11,426,769

ELECTRONICS (3.6%)
  ADAPTEC *                                                                         16,000          798,000
  ANALOG DEVICES *                                                                  10,900        1,013,700
  EASTMAN KODAK                                                                     22,600        1,497,250
  KLA-TENCOR *                                                                       7,100          790,762
  MICRON TECHNOLOGY *                                                               27,400        2,130,350
                                                                                               ------------
                                                                                                  6,230,062

FOODS & HOUSEWARES (0.5%)
  CONAGRA                                                                           32,500          733,281
  DARDEN RESTAURANTS                                                                 9,400          170,375
                                                                                               ------------
                                                                                                    903,656

HOMEBUILDING & FURNISHING (0.1%)
  FLEETWOOD ENTERPRISES                                                              3,300           68,063
                                                                                               ------------
                                                                                                     68,063

INSURANCE (5.1%)
  AMERICAN INTERNATIONAL GROUP                                                      29,675        3,208,609
  CIGNA                                                                              6,500          523,656
  LINCOLN NATIONAL                                                                  18,800          752,000
  LOEWS                                                                             30,200        1,832,762
  MBIA                                                                              21,200        1,119,625
  MGIC INVESTMENT                                                                   25,600        1,540,800
                                                                                               ------------
                                                                                                  8,977,452

LEISURE (4.4%)
  BRUNSWICK                                                                         22,600          502,850
  CARNIVAL CRUISE LINE                                                              59,400        2,840,062
  GANNETT                                                                           32,400        2,642,625
  MEREDITH                                                                           8,300          346,006
  TRIBUNE                                                                           26,800        1,475,675
                                                                                               ------------
                                                                                                  7,807,218

MANUFACTURING (2.7%)
  BRIGGS & STRATTON                                                                 10,500          563,063
  CUMMINS ENGINE                                                                    24,900        1,202,981
  DOVER                                                                             18,100          821,288
  HONEYWELL INTERNATIONAL                                                            9,300          536,494

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 24

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
MANUFACTURING - CONTINUED
  JOHNSON CONTROLS                                                                  29,700     $  1,689,188
                                                                                               ------------
                                                                                                  4,813,014

OIL & GAS (12.3%)
  APACHE                                                                            41,300        1,525,519
  CHEVRON                                                                           21,700        1,879,763
  EXXON MOBIL                                                                       65,588        5,283,933
  KERR-MCGEE                                                                        25,300        1,568,600
  OCCIDENTAL PETROLEUM                                                              85,900        1,857,587
  PHILLIPS PETROLEUM                                                                36,300        1,706,100
  ROWAN COMPANIES *                                                                 33,200          720,025
  ROYAL DUTCH PETROLEUM                                                             41,300        2,496,069
  TEXACO                                                                            17,400          945,038
  TOSCO                                                                             58,800        1,598,625
  USX-MARATHON GROUP                                                                78,700        1,942,906
                                                                                               ------------
                                                                                                 21,524,165

OTHER FINANCIALS (10.6%)
  AMERICAN EXPRESS                                                                   2,600          432,250
  ASSOCIATES FIRST CAPITAL CLASS A                                                  55,600        1,525,525
  BEAR STEARNS                                                                       5,800          247,950
  CITIGROUP                                                                        137,200        7,623,175
  FREDDIE MAC                                                                        1,500           70,594
  FANNIE MAE                                                                         8,100          505,744
  HOUSEHOLD INTERNATIONAL                                                           58,900        2,194,025
  LEHMAN BROTHERS HOLDINGS                                                          15,400        1,304,188
  MORGAN STANLEY DEAN WITTER                                                        29,100        4,154,025
  T. ROWE PRICE ASSOCIATES                                                          14,300          528,205
                                                                                               ------------
                                                                                                 18,585,681

OTHER HEALTH CARE (1.1%)
  BECTON, DICKINSON & COMPANY                                                        8,300          222,025
  QUINTILES TRANSNATIONAL *                                                         44,000          822,250
  UNITED HEALTHCARE                                                                 15,700          834,063
                                                                                               ------------
                                                                                                  1,878,338

RETAIL (3.7%)
  CIRCUIT CITY STORES                                                               13,900          626,369
  FEDERATED DEPARTMENT STORES *                                                     12,100          611,806
  LOWE'S                                                                             6,900          412,275
  OFFICE DEPOT *                                                                    84,600          925,313
  SEARS, ROEBUCK & COMPANY                                                          66,800        2,033,225
  SHERWIN-WILLIAMS                                                                  41,800          877,800
  TOYS 'R' US *                                                                     70,700        1,011,894
                                                                                               ------------
                                                                                                  6,498,682

TRANSPORTATION (1.4%)
  DELTA AIR LINES                                                                   18,000          896,625
  UNION PACIFIC                                                                     33,800        1,474,525
                                                                                               ------------
                                                                                                  2,371,150

UTILITIES (6.2%)
  COASTAL                                                                           46,400        1,644,300
  DTE ENERGY                                                                        54,800        1,719,350
  ENTERGY                                                                           50,900        1,310,675
  FPL GROUP                                                                         13,700          586,531

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 25

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
UTILITIES - CONTINUED
  GPU                                                                                9,700     $    290,394
  NICOR                                                                              2,600           84,500
  PECO ENERGY                                                                        3,300          114,675
  PEOPLES ENERGY                                                                    26,400          884,400
  PUBLIC SERVICE ENTERPRISE GROUP                                                   55,000        1,914,688
  RELIANT ENERGY                                                                    61,600        1,409,100
  TEXAS UTILITIES                                                                   24,000          853,500
                                                                                               ------------
                                                                                                 10,812,113

TOTAL COMMON STOCK (IDENTIFIED COST $162,039,837)                                               169,394,553
                                                                                               ------------
INVESTMENT COMPANIES (0.8%)

  STANDARD & POORS DEPOSITORY RECEIPTS                                              10,000        1,468,750
                                                                                               ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,457,594)                                           1,468,750
                                                                                               ------------

                                                     INTEREST    MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.5%)                          RATE        DATE           AMOUNT          VALUE

  U.S. TREASURY BILLS(1),(2)                          5.110%    03/16/2000      $  610,000          603,489
  FIFTH THIRD REPURCHASE AGREEMENT DATED 12/31/99     1.550%    01/03/2000       2,002,488        2,002,488
  (Collateralized by 2,050,000 GNMA #780848, 6.50%,                                            ------------
  08-15-13, market value $2,010,709)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,605,977)                                         2,605,977
                                                                                               ------------

TOTAL INVESTMENTS (98.9%)(IDENTIFIED COST $166,103,408)(3)                                      173,469,280

OTHER ASSETS LESS LIABILITIES (1.1%)                                                              1,979,900
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $175,449,180
                                                                                               ============


--------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                               UNITS PER        CURRENT         UNREALIZED
TYPE                      EXPIRATION          CONTRACTS        CONTRACT          VALUE         APPRECIATION
-----------------------------------------------------------------------------------------------------------
S&P 500 FUTURES           03/20/2000              5               250         $ 1,855,250      $   73,063


 *  Non-income producing security.
(1) Yield at time of purchase.
(2) Security has been segregated as collateral to cover margin requirements for the open futures contracts at December 31, 1999.
(3) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 26

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (97.3%)

AEROSPACE & DEFENSE (0.3%)
  ALLIANT TECHSYSTEMS *                                                              9,200     $    573,275
  CORDANT TECHNOLOGIES                                                              34,300        1,131,900
                                                                                               ------------
                                                                                                  1,705,175

AUTOMOBILES (0.6%)
  ARVIN INDUSTRIES                                                                  76,000        2,156,500
  BORG-WARNER AUTOMOTIVE                                                            16,000          648,000
                                                                                               ------------
                                                                                                  2,804,500

BANKS AND SAVINGS & LOANS (6.0%)
  ASTORIA FINANCIAL                                                                 42,800        1,302,725
  BANK UNITED CLASS A                                                               26,200          713,950
  CITY NATIONAL                                                                    118,600        3,906,387
  COMMERCE BANCORP NEW JERSEY                                                       15,881          642,188
  COMMERCE BANCSHARES                                                               22,932          776,821
  DIME BANCORP                                                                     180,500        2,730,063
  GOLDEN STATE BANCORP *                                                            15,200          262,200
  HUDSON UNITED BANCORP                                                             56,032        1,432,318
  M & T BANK                                                                        15,100        6,255,175
  MERCANTILE BANKSHARES                                                             26,400          843,150
  NORTH FORK BANCORPORATION                                                         75,552        1,322,160
  PFF BANCORP                                                                       24,400          472,750
  POPULAR                                                                           31,600          882,825
  ROSLYN BANCORP                                                                    85,060        1,573,610
  SILICON VALLEY BANCSHARES *                                                       37,000        1,831,500
  UNIONBANCAL                                                                      120,200        4,740,387
                                                                                               ------------
                                                                                                 29,688,209

BEVERAGES & TOBACCO (0.1%)
  CANANDAIGUA BRANDS CLASS A *                                                       4,900          249,900
                                                                                               ------------
                                                                                                    249,900

CHEMICALS (1.4%)
  CYTEC INDUSTRIES *                                                                30,600          707,625
  H. B. FULLER                                                                      24,200        1,353,688
  LUBRIZOL                                                                          99,500        3,072,062
  SPARTECH                                                                          18,400          593,400
  TEXAS INDUSTRIES                                                                  28,400        1,208,775
                                                                                               ------------
                                                                                                  6,935,550

COMMERCIAL SERVICES (5.5%)
  CMGI *                                                                            29,700        8,223,188
  DOLLAR THRIFTY AUTOMOTIVE GROUP *                                                 12,400          296,825
  DOUBLECLICK *                                                                      6,500        1,644,906
  EBAY *                                                                            21,400        2,679,013
  HERTZ                                                                            106,600        5,343,325
  NCO GROUP *                                                                       57,500        1,732,187
  TMP WORLDWIDE *                                                                   50,300        7,142,600
                                                                                               ------------
                                                                                                 27,062,044

COMMUNICATION SERVICES (5.2%)
  BROADWING                                                                        215,300        7,939,187
  COMMONWEALTH TELEPHONE ENTERPRISE *                                                5,000          264,375
  EXODUS COMMUNICATIONS *                                                           17,200        1,527,575
  LEVEL 3 COMMUNICATIONS *                                                          40,600        3,324,125

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 27

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - CONTINUED
  METROMEDIA FIBER NETWORK *                                                        28,300     $  1,356,631
  TALK.COM *                                                                        34,800          617,700
  TELEPHONE & DATA SYSTEMS                                                          71,600        9,021,600
  UNITED STATES CELLULAR *                                                          14,800        1,493,875
  VOICESTREAM WIRELESS *                                                             2,300          327,319
                                                                                               ------------
                                                                                                 25,872,387

COMPUTER HARDWARE (3.8%)
  CABLE DESIGN TECHNOLOGIES *                                                      141,400        3,252,200
  CARRIER ACCESS *                                                                  30,500        2,053,031
  CIENA *                                                                            3,800          218,500
  FOUNDRY NETWORKS *                                                                 6,700        2,021,306
  IN FOCUS SYSTEMS *                                                                13,900          322,306
  MERCURY COMPUTER SYSTEMS *                                                         7,000          245,000
  MICROS SYSTEMS *                                                                   3,000          222,000
  POLYCOM *                                                                         10,500          668,719
  QWEST COMMUNICATIONS INTERNATIONAL *                                             126,900        5,456,700
  SYCAMORE NETWORKS *                                                                7,700        2,371,600
  XIRCOM *                                                                          26,000        1,950,000
                                                                                               ------------
                                                                                                 18,781,362

COMPUTER SERVICES (7.0%)
  COMDISCO                                                                          17,600          655,600
  COMMERCE ONE *                                                                     3,100          609,150
  DST SYSTEMS *                                                                     33,000        2,518,313
  ELECTRONICS FOR IMAGING *                                                         62,000        3,603,750
  GO2NET *                                                                          42,600        3,706,200
  INFOSPACE.COM *                                                                    6,600        1,412,400
  INKTOMI *                                                                          6,800          603,500
  INTERVOICE-BRITE *                                                                 8,700          205,809
  MEDQUIST *                                                                       117,800        3,040,713
  NATIONAL COMPUTER SYSTEMS                                                         15,600          586,950
  NETWORK SOLUTIONS *                                                               42,600        9,268,162
  PORTAL SOFTWARE *                                                                 11,400        1,172,775
  PRICELINE.COM *                                                                   61,700        2,923,038
  PROXICOM *                                                                           100           12,431
  RED HAT *                                                                          8,700        1,837,875
  USWEB *                                                                           52,500        2,332,969
                                                                                               ------------
                                                                                                 34,489,635

COMPUTER SOFTWARE (8.5%)
  AMERICAN MANAGEMENT SYSTEMS *                                                     97,100        3,046,512
  ARIBA *                                                                            8,400        1,489,950
  BROADVISION *                                                                      9,900        1,683,619
  BROCADE COMMUNICATIONS SYSTEMS *                                                   8,100        1,433,700
  CADENCE DESIGN SYSTEMS *                                                         142,400        3,417,600
  CONCORD COMMUNICATIONS *                                                          36,500        1,619,687
  CSG SYSTEMS INTERNATIONAL *                                                       60,000        2,392,500
  GREAT PLAINS SOFTWARE *                                                            2,200          164,450
  INTUIT *                                                                          23,600        1,414,525
  LYCOS *                                                                            5,700          453,506
  MERCURY INTERACTIVE *                                                            107,000       11,549,313
  PHONE.COM *                                                                       12,400        1,437,625
  PROGRESS SOFTWARE *                                                               13,600          771,800

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 28

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - CONTINUED
  REALNETWORKS *                                                                    10,900     $  1,320,944
  SERENA SOFTWARE *                                                                  8,600          266,062
  SIEBEL SYSTEMS *                                                                  20,900        1,755,600
  STERLING COMMERCE *                                                                7,800          265,688
  THQ *                                                                             29,850          692,147
  VERISIGN *                                                                        10,800        2,060,100
  VERITAS SOFTWARE *                                                                24,600        3,520,875
  VIGNETTE *                                                                         7,400        1,206,200
                                                                                               ------------
                                                                                                 41,962,403

CONSUMER SERVICES (7.0%)
  AMFM *                                                                            27,500        2,151,875
  AT HOME *                                                                         52,300        2,242,363
  CHRIS CRAFT INDUSTRIES                                                            25,900        1,868,037
  ENTERCOM COMMUNICATIONS *                                                          1,600          105,600
  HISPANIC BROADCASTING *                                                           39,500        3,642,641
  INTERIM SERVICES *                                                               101,900        2,522,025
  PIXAR *                                                                           70,800        2,504,550
  PRIORITY HEALTHCARE *                                                             35,850        1,037,409
  UNIVISION COMMUNICATIONS *                                                       122,900       12,558,844
  VALASSIS COMMUNICATIONS *                                                        136,850        5,781,912
                                                                                               ------------
                                                                                                 34,415,256

ELECTRICAL EQUIPMENT (3.4%)
  AVX                                                                               33,400        1,667,912
  BLACK BOX *                                                                       21,000        1,407,000
  C&D TECHNOLOGIES                                                                  12,700          539,750
  HARMAN INTERNATIONAL INDUSTRIES                                                   15,800          886,775
  KEMET *                                                                           55,000        2,478,438
  SPX *                                                                              6,900          557,606
  VISHAY INTERTECHNOLOGY *                                                         299,600        9,474,850
                                                                                               ------------
                                                                                                 17,012,331

ELECTRONICS (8.9%)
  BROADCOM CLASS A *                                                                20,400        5,556,450
  CONEXANT SYSTEMS *                                                                25,100        1,666,012
  IMATION *                                                                         67,400        2,262,113
  JDS UNIPHASE *                                                                    31,100        5,016,819
  LINEAR TECHNOLOGY                                                                 21,500        1,538,594
  MAXIM INTEGRATED PRODUCTS *                                                       36,200        1,708,187
  METHODE ELECTRONICS CLASS A                                                       21,600          693,900
  NVIDIA *                                                                          13,700          643,044
  POWER INTEGRATIONS *                                                              98,800        4,736,225
  QLOGIC *                                                                          49,000        7,833,875
  RF MICRO DEVICES *                                                               102,400        7,008,000
  VARIAN *                                                                          70,200        1,579,500
  VITESSE SEMICONDUCTOR *                                                           14,600          765,587
  ZEBRA TECHNOLOGIES *                                                              54,200        3,170,700
                                                                                               ------------
                                                                                                 44,179,006

FOODS & HOUSEWARES (2.7%)
  BRINKER INTERNATIONAL *                                                           81,500        1,956,000
  CHURCH & DWIGHT                                                                   63,200        1,686,650
  DIAL                                                                              32,700          795,019
  HORMEL FOODS                                                                      60,300        2,449,687

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 29

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
FOODS & HOUSEWARES - CONTINUED
  IBP                                                                              187,800     $  3,380,400
  JACK IN THE BOX *                                                                 94,000        1,944,625
  KEEBLER FOODS *                                                                   33,300          936,563
  THE EARTHGRAINS COMPANY                                                           20,200          325,725
                                                                                               ------------
                                                                                                 13,474,669

HOMEBUILDING & FURNISHING (2.2%)
  LA-Z-BOY                                                                          15,000          252,187
  NVR *                                                                             40,900        1,952,975
  SALTON *                                                                          15,500          518,281
  U.S. HOME *                                                                        9,900          253,069
  USG                                                                              171,600        8,086,650
                                                                                               ------------
                                                                                                 11,063,162

INSURANCE (3.3%)
  ARTHUR J. GALLAGHER & COMPANY                                                     15,200          984,200
  AXA FINANCIAL                                                                     71,200        2,411,900
  BERKSHIRE HATHAWAY CLASS A *                                                         182       10,210,200
  HARTFORD LIFE CLASS A                                                             38,300        1,685,200
  NATIONWIDE FINANCIAL SERVICES                                                     34,300          958,256
                                                                                               ------------
                                                                                                 16,249,756

LEISURE (2.0%)
  A.H. BELO                                                                         26,500          505,156
  CENTRAL NEWSPAPERS                                                                38,700        1,523,813
  FOSSIL *                                                                         122,025        2,821,828
  MANDALAY RESORT GROUP *                                                           93,400        1,879,675
  MGM GRAND *                                                                        7,700          387,406
  MIDWAY GAMES *                                                                     6,800          162,775
  STATION CASINOS *                                                                 67,600        1,516,775
  THE MCCLATCHY COMPANY                                                             12,800          553,600
  WASHINGTON POST                                                                    1,175          653,153
                                                                                               ------------
                                                                                                 10,004,181

MANUFACTURING (2.3%)
  AMERICAN STANDARD COMPANIES *                                                     15,300          701,888
  CARLISLE COMPANIES                                                                21,600          777,600
  COGNEX *                                                                          37,400        1,458,600
  CTS                                                                               12,200          919,575
  OSHKOSH TRUCK                                                                      8,850          259,416
  RYERSON TULL                                                                      51,900        1,008,806
  SPS TECHNOLOGIES *                                                                12,600          402,412
  TECUMSEH PRODUCTS                                                                 28,700        1,354,281
  TEREX *                                                                           40,800        1,132,200
  THE MANITOWOC COMPANY                                                             69,300        2,356,200
  WALLACE COMPUTER SERVICES                                                            200            3,325
  YORK INTERNATIONAL                                                                43,000        1,179,813
                                                                                               ------------
                                                                                                 11,554,116

METALS (0.3%)
  AK STEEL HOLDING                                                                  77,200        1,457,150
                                                                                               ------------
                                                                                                  1,457,150

OIL & GAS (2.9%)
  HOUSTON EXPLORATION *                                                             66,600        1,319,512
  LOUIS DREYFUS NATURAL GAS *                                                       17,600          319,000
  MURPHY OIL                                                                        15,600          895,050

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 30

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  NOBLE DRILLING *                                                                 111,200     $  3,641,800
  STONE ENERGY *                                                                     6,800          242,250
  TIDEWATER                                                                        124,600        4,485,600
  ULTRAMAR DIAMOND SHAMROCK                                                         59,700        1,354,444
  VASTAR RESOURCES                                                                  34,200        2,017,800
                                                                                               ------------
                                                                                                 14,275,456

OTHER FINANCIALS (7.8%)
  A.G. EDWARDS                                                                      57,700        1,850,006
  AMBAC FINANCIAL GROUP                                                             82,100        4,284,594
  ARDEN REALTY                                                                      31,200          625,950
  BOSTON PROPERTIES                                                                 21,800          678,525
  CARRAMERICA REALTY                                                                 8,200          173,225
  CHARTER ONE FINANCIAL                                                             41,580          795,218
  CRESCENT REAL ESTATE EQUITIES                                                     98,300        1,806,262
  FEDERAL REALTY INVESTMENT TRUST                                                   36,000          677,250
  FELCOR LODGING TRUST                                                              66,500        1,163,750
  FINANCIAL SECURITY ASSURANCE HOLDING                                              24,300        1,266,638
  GOLDMAN SACHS GROUP                                                               76,100        7,167,669
  HEALTHCARE REALTY TRUST                                                           61,700          964,062
  HIGHWOODS PROPERTIES                                                              42,400          985,800
  HOSPITALITY PROPERTIES TRUST                                                      30,500          581,406
  KILROY REALTY                                                                     27,300          600,600
  LNR PROPERTY                                                                       8,900          176,888
  MACK-CALI REALTY                                                                  15,300          398,756
  METRIS                                                                           107,000        3,818,562
  MIDAS GROUP                                                                       18,400          402,500
  MILLS                                                                              9,400          168,025
  NATIONAL HEALTH INVESTORS                                                         51,800          770,525
  PMI GROUP                                                                         68,100        3,324,131
  PRENTISS PROPERTIES                                                               31,400          659,400
  REGENCY REALTY                                                                    16,600          332,000
  ROUSE COMPANY                                                                     45,700          971,125
  SEI INVESTMENTS                                                                    7,200          856,913
  SL GREEN REALTY                                                                   19,000          413,250
  STORAGE USA                                                                       15,200          459,800
  TELESCAN *                                                                         7,600          187,625
  THE MACERICH COMPANY                                                              33,400          695,138
  U.S. TRUST                                                                        19,600        1,571,675
                                                                                               ------------
                                                                                                 38,827,268

OTHER HEALTH CARE (2.0%)
  BECKMAN COULTER                                                                    3,400          172,975
  LINCARE HOLDINGS *                                                                36,000        1,248,750
  THE COOPER COMPANIES                                                              89,600        2,699,200
  TRIGON HEALTHCARE *                                                              103,500        3,053,250
  VISX *                                                                            53,700        2,778,975
                                                                                               ------------
                                                                                                  9,953,150

PHARMACEUTICALS (4.3%)
  ALPHARMA CLASS A                                                                  44,700        1,374,525
  BIOGEN *                                                                         123,300       10,418,850
  GENENTECH *                                                                        2,500          336,250
  IMMUNEX *                                                                         18,200        1,989,488

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 31

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - CONTINUED
  MEDIMMUNE *                                                                       43,600     $  7,232,150
                                                                                               ------------
                                                                                                 21,351,263

RETAIL (4.4%)
  AMAZON.COM                                                                        43,800        3,334,275
  AMERICAN EAGLE OUTFITTERS                                                         19,400          873,000
  ANNTAYLOR STORES *                                                                64,700        2,228,106
  BJ'S WHOLESALE CLUB                                                               27,700        1,011,050
  ROSS STORES                                                                      127,400        2,285,238
  SAKS *                                                                           112,800        1,755,450
  TIFFANY & COMPANY                                                                 69,000        6,158,250
  ZALE *                                                                            81,600        3,947,400
                                                                                               ------------
                                                                                                 21,592,769

TEXTILES AND FOOTWEAR (0.9%)
  JONES APPAREL GROUP *                                                             56,500        1,532,562
  MOHAWK INDUSTRIES *                                                               65,900        1,738,113
  QUIKSILVER *                                                                      70,700        1,095,850
                                                                                               ------------
                                                                                                  4,366,525

TRANSPORTATION (1.2%)
  AMERICA WEST HOLDINGS *                                                           38,300          794,725
  CNF TRANSPORTATION                                                                44,600        1,538,700
  USFREIGHTWAYS                                                                     51,100        2,446,413
  UAL *                                                                             13,700        1,062,606
                                                                                               ------------
                                                                                                  5,842,444

UTILITIES (3.3%)
  ALLEGHENY ENERGY                                                                  53,000        1,427,688
  AMERICAN WATER WORKS                                                              19,900          422,875
  ENERGY EAST                                                                      170,900        3,556,856
  EQUITABLE RESOURCES                                                               21,400          714,225
  KEYSPAN                                                                           92,800        2,151,800
  MINNESOTA POWER & LIGHT                                                           62,900        1,065,369
  NATIONAL FUEL GAS                                                                 34,900        1,622,850
  OGE ENERGY                                                                        60,300        1,145,700
  PHILADELPHIA SUBURBAN                                                             21,700          448,919
  PUBLIC SERVICE COMPANY OF NEW MEXICO                                              70,900        1,152,125
  UTILICORP UNITED                                                                 137,250        2,667,797
                                                                                               ------------
                                                                                                 16,376,204

TOTAL INVESTMENTS (97.3%)(IDENTIFIED COST $415,112,497)(1)                                      481,545,871

OTHER ASSETS LESS LIABILITIES (2.7%)                                                             13,517,432
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $495,063,303
                                                                                               ============


 *  Non-income producing security
(1) See Note 6 for important tax information

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 32

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (96.9%)

BELGIUM (1.7%)
  FORTIS (B)                                                                       129,700     $  4,657,004
                                                                                               ------------
                                                                                                  4,657,004

BRAZIL (1.0%)
  ARACRUZ CELULOSE SA                                                               28,900          758,625
  CIA SIDERURGICA NACIONAL                                                      21,700,000          846,943
  ELETROPAULO METROPOLITANA - ELETRICIDADE DE SAO PAULO SA*                     13,900,000          906,770
  TELE CENTRO SUL PARTICIPACOES SA ADR                                               3,700          335,775
                                                                                               ------------
                                                                                                  2,848,113

CHINA (0.9%)
  CHINA MERCHANTS HOLDINGS INTERNATIONAL                                         1,578,000        1,299,183
  CHINA SOUTHERN AIRLINES*                                                       3,198,000          699,376
  YIZHENG CHEMICAL FIBRE*                                                        1,823,000          510,069
                                                                                               ------------
                                                                                                  2,508,628

DENMARK (1.5%)
  TELE DANMARK AS                                                                   56,200        4,155,730
                                                                                               ------------
                                                                                                  4,155,730

FINLAND (2.6%)
  NOKIA ADR                                                                          6,500        1,235,000
  STORA ENSO OYJ                                                                   339,200        5,885,644
                                                                                               ------------
                                                                                                  7,120,644

FRANCE (8.7%)
  AXA                                                                               39,700        5,507,667
  BOUYGUES                                                                           4,100        2,593,309
  CARREFOUR SA                                                                       5,100          936,051
  CREDIT LYONNAIS*                                                                  45,000        2,047,903
  ELF AQUITAINE SA                                                                       7            1,074
  LAFARGE SA                                                                         5,500          637,326
  RHODIA SA                                                                         49,200        1,106,698
  SOCIETE TELEVISION FRANCAISE 1                                                    12,100        6,307,101
  TOTAL FINA SA                                                                     36,659        4,868,975
                                                                                               ------------
                                                                                                 24,006,104

GERMANY (10.8%)
  BAYERISCHE MOTOREN WERKE AG*                                                     116,300        3,549,834
  BAYERISCHE HYPO-UNDO VEREINSBANK AG                                               35,500        2,412,677
  DEUTSCHE BANK AG                                                                  38,100        3,209,991
  DEUTSCHE TELEKOM AG                                                                6,100          427,108
  EM TV & MERCHANDISING AG                                                          36,100        2,370,225
  EPCOS AG*                                                                          6,300          467,319
  FRESENIUS MEDICAL CARE                                                            24,000        2,026,853
  INTERSHOP COMMUNICATIONS AG*                                                       2,900          825,577
  MANNESMANN AG                                                                     25,200        6,072,619
  SAP AG-VORZUG PREFERRED                                                            4,100        2,488,508
  SCHERING AG                                                                        6,000          721,728
  THYSSEN KRUPP AG*                                                                165,500        5,101,339
                                                                                               ------------
                                                                                                 29,673,778

GREAT BRITAIN (14.8%)
  ANTOFAGASTA PLC                                                                  223,400        1,548,231
  ARM HOLDINGS PLC*                                                                 42,600        2,867,862
  BP AMOCO PLC                                                                     442,100        4,435,515

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 33

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
  BRITISH AEROSPACE AMORTISING LOAN STOCK                                                1     $          2
  BRITISH AEROSPACE PLC                                                             95,835          632,504
  BRITISH TELECOMMUNICATIONS PLC                                                   346,800        8,456,725
  CMG PLC                                                                           15,500        1,138,400
  CORUS GROUP PLC                                                                  198,100          514,037
  HANSON PLC                                                                       170,500        1,426,185
  HSBC HOLDINGS PLC                                                                159,200        2,232,302
  INVENSYS PLC                                                                     670,700        3,621,240
  LLOYDS TSB GROUP PLC                                                                   1               12
  MARCONI PLC *                                                                    223,500        3,940,752
  ROYAL & SUN ALLIANCE INSURANCE GROUP                                             369,600        2,808,652
  SAATCHI & SAATCHI PLC                                                            295,200        1,765,121
  SHELL TRANSPORT & TRADING COMPANY PLC                                             75,100          622,744
  SMITH & NEPHEW                                                                   977,300        3,276,238
  THUS PLC                                                                          41,900          264,043
  VODAFONE AIRTOUCH PLC                                                            273,800        1,353,637
                                                                                               ------------
                                                                                                 40,904,202

HONG KONG (1.1%)
  CATHAY PACIFIC AIRWAYS                                                         1,153,000        2,054,293
  LAI SUN DEVELOPMENT *                                                         19,901,000        1,036,844
                                                                                               ------------
                                                                                                  3,091,137

ISRAEL (0.4%)
  ECTEL LIMITED *                                                                   23,900          436,175
  PARTNER COMMUNICATIONS ADR *                                                      26,200          677,925
                                                                                               ------------
                                                                                                  1,114,100

ITALY (5.6%)
  ASSICURAZIONI GENERALI                                                            23,900          785,801
  ENI SPA *                                                                        288,200        1,577,349
  MEDIASET SPA *                                                                   204,500        3,165,058
  SEAT-PAGINE GIALLE SPA                                                         1,078,300        3,523,695
  TELECOM ITALIA MOBILE SPA                                                        582,500        6,475,429
                                                                                               ------------
                                                                                                 15,527,332

JAPAN (28.3%)
  ASATSU                                                                            66,000        4,449,221
  DAI ICHI KANGYO BANK, LTD                                                        126,000        1,175,614
  FANUC LTD                                                                         59,000        7,499,292
  FUJI SOFT ABC                                                                         60            4,690
  FUJITISU                                                                          95,000        4,325,143
  KEYENCE                                                                           10,000        4,054,516
  KIRIN BREWERY                                                                    572,000        6,007,523
  KYOCERA                                                                           45,000       11,650,628
  MATSUSHITA COMMUNICATION INDUSTRIAL                                                3,000          791,363
  MURATA MANUFACTURING COMPANY, LTD                                                 15,000        3,517,171
  NTT                                                                                  338        5,778,907
  NOMURA SECURITIES COMPANY, LTD                                                   141,000        2,541,595
  NTT MOBILE COMMUNICATIONS                                                             58        2,226,955
  ORIX CORPORATION ADR                                                               8,800          998,250
  SAKURA BANK                                                                      146,000          844,434
  SANWA BANK                                                                       111,000        1,347,985
  SEVEN ELEVEN JAPAN                                                                25,000        3,956,817
  SOFTBANK                                                                             500          477,749

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 34

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN - CONTINUED
  SONY                                                                              16,700     $  4,943,676
  TAKEDA CHEMICAL INDUSTRIES                                                        13,000          641,395
  YAMATO TRANSPORT COMPANY, LTD                                                    275,000       10,639,441
                                                                                               ------------
                                                                                                 77,872,365

MEXICO (1.0%)
  CARSO GLOBAL TELECOM *                                                            72,000          675,949
  CIFRA SA DE CV *                                                                 281,000          534,730
  TELEFONOS DE MEXICO SA ADR                                                        13,600        1,530,000
                                                                                               ------------
                                                                                                  2,740,679

NETHERLANDS (5.4%)
  AEGON NV                                                                          18,500        1,778,408
  ASM LITHOGRAPHY HOLDING ADR *                                                      9,800        1,114,750
  EQUANT NV *                                                                        8,200          926,358
  ING GROEP NV                                                                      44,600        2,679,740
  PHILIPS ELECTRONICS                                                               19,200        2,592,000
  STMICROELECTRONICS NV                                                             25,500        3,861,656
  UNITED PAN-EUROPE COMMUNICATIONS NV *                                             14,300        1,820,459
                                                                                               ------------
                                                                                                 14,773,371

SINGAPORE (1.5%)
  CHARTERED SEMICONDUCTOR *                                                         88,000          480,672
  DATACRAFT ASIA LIMITED                                                           128,000        1,062,400
  DBS GROUP HOLDINGS limited                                                       126,578        2,074,177
  INTERNATIONAL PRESS SOFTCOM limited                                            1,029,000          540,440
                                                                                               ------------
                                                                                                  4,157,689

SOUTH AFRICA (1.2%)
  ANGLO AMERICAN SA                                                                 34,250        2,208,242
  DATATEC LIMITED                                                                   28,400          500,892
  IMPALA PLATINUM HOLDINGS LIMITED                                                  11,700          473,131
                                                                                               ------------
                                                                                                  3,182,265

SOUTH KOREA (0.5%)
  KOREA TELECOM ADR                                                                 18,800        1,405,300
                                                                                               ------------
                                                                                                  1,405,300

SPAIN (2.5%)
  BANCO SANTANDER CENTRAL HISPANO SA                                               161,800        1,822,997
  TELEFONICA SA *                                                                  200,700        4,989,305
                                                                                               ------------
                                                                                                  6,812,302

SWEDEN (2.7%)
  LM ERICSSON TELECOMMUNICATIONS ADR                                                66,000        4,335,376
  SKANDIA FORSAKRINGS AB                                                           102,000        3,068,477
                                                                                               ------------
                                                                                                  7,403,853

SWITZERLAND (3.5%)
  ABB *                                                                             37,200        4,525,957
  JULIUS BAER HOLDING LTD                                                              890        2,674,392
  ROCHE HOLDING AG *                                                                   200        2,361,467
                                                                                               ------------
                                                                                                  9,561,816

TAIWAN (1.0%)
  CHINA STEEL GDR(1)                                                                56,600          847,585
  TAIWAN SEMICONDUCTOR ADR *                                                        41,992        1,889,640
                                                                                               ------------
                                                                                                  2,737,225

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 35

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
UNITED STATES (0.2%)
  COMVERSE TECHNOLOGY *                                                              4,200     $    607,950
                                                                                               ------------
                                                                                                    607,950

TOTAL COMMON STOCK (IDENTIFIED COST $200,307,844)                                               266,861,587
                                                                                               ------------

                                                   INTEREST      MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (1.2%)                        RATE          DATE            AMOUNT         VALUE

  ASSOCIATES CORPORATION COMMERCIAL PAPER(2)        4.000%      01/03/2000      $ 3,340,000       3,339,258
                                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,339,258)                                         3,339,258
                                                                                               ------------


TOTAL INVESTMENTS (98.1%)(IDENTIFIED COST $203,647,102)(3)                                      270,200,845

OTHER ASSETS LESS LIABILITIES (1.9%)                                                              5,315,462
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $275,516,307
                                                                                               ============

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS

                                                                              UNREALIZED
                                                   EXCHANGE     CONTRACT      APPRECIATION/     DELIVERY
  CURRENCY                                          RATE(4)       VALUE      (DEPRECIATION)       DATE
-----------------------------------------------------------------------------------------------------------
LIABILITIES
  EURO (Sell)                                       0.984     $  2,465,349      $   (32,355)     1/07/00
  EURO (Sell)                                       0.985          505,969           (6,200)     1/05/00
  EURO (Sell)                                       0.985          417,173           (5,112)     1/05/00
  GREAT BRITISH POUND (SELL)                        0.617          383,798           (1,936)     1/10/00
  GREAT BRITISH POUND (BUY)                         0.621          285,540              (65)     1/10/00
  MEXICAN PESO (SELL)                               9.391          544,343           (5,688)     1/03/00
  JAPANESE YEN (BUY)                              104.890        1,028,192          (25,958)     1/06/00
  JAPANESE YEN (BUY)                              104.890          367,020           (9,266)     1/06/00
                                                                                -----------
                                                                                $   (86,580)
                                                                                ===========



 *  Non-income producing security.
(1) Restricted security - Investments in securities not registered under the Securities Act of 1933.

                              ACQUISITION           ACQUISITION                              PERCENTAGE
    SECURITY                     DATE                   COST               VALUE            OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
    CHINA STEEL GDR            9/27/1999           $   1,156,250        $  748,750              0.3%
    CHINA STEEL GDR            9/28/1999                 147,180            98,835              0.0%

(2) Yield at time of purchase.
(3) See Note 6 for important tax information.
(4) Contract rate.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 36

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)

  COLATERALIZED MORTGAGE SECURITIES
   CORPORATION I-3                                     9.450%          02/01/2017      $    279,395       $    292,050
  MERRILL LYNCH MORTGAGE INVESTMENTS 1992-D            8.150%          07/15/2017            76,148             76,484
                                                                                                          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $377,222)                                           368,534
                                                                                                          ------------
ASSET-BACKED SECURITIES (6.5%)

  BRIDGESTONE/FIRESTONE MASTER TRUST 1996-1A           6.170%          07/01/2003           916,667            915,933
  CAPTIVA CBO 1997-1AA(1)                              6.860%          11/30/2009         1,200,000          1,141,560
  CARCO AUTO LOAN MASTER TRUST 1997-1A                 6.689%          08/15/2004           631,320            630,683
  FORD CREDIT AUTO LOAN MASTER TRUST 1995-1            6.500%          08/15/2002           500,000            499,850
  ONYX ACCEPTANCE AUTO TRUST 1996-2A                   6.400%          10/15/2001           188,415            188,438
  WORLD FINANCIAL NETWORK CREDIT CARD
     MASTER TRUST 1996-AA                              6.700%          02/15/2004         1,000,000            999,170
                                                                                                          ------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,427,037)                                                   4,375,634
                                                                                                          ------------
CORPORATE BONDS (70.8%)

ENERGY (4.2%)
  ENRON OIL & GAS                                      6.000%          12/15/2008         1,000,000            884,071
  MOBIL (EXXON MOBIL)                                  8.000%          08/12/2032         1,000,000          1,018,618
  PHILLIPS PETROLEUM                                   7.920%          04/15/2023         1,000,000            966,895
                                                                                                          ------------
                                                                                                             2,869,584

FINANCE - BANKS (8.6%)
  ABN AMRO BANK NV                                     7.300%          12/01/2026           250,000            228,140
  BANK OF AMERICA                                      7.125%          03/01/2009           500,000            484,805
  BANK ONE                                             7.625%          10/15/2026           500,000            479,340
  CITICORP                                             7.000%          01/02/2004           500,000            488,302
  FIRST NATIONAL BANK (BANKBOSTON NA)                  7.375%          09/15/2006         1,000,000            985,339
  HOUSEHOLD BANK                                       6.500%          07/15/2003           500,000            483,276
  NATIONSBANK (BANK OF AMERICA)                        8.570%          11/15/2024         1,000,000          1,061,847
  SOUTHTRUST                                           8.625%          05/15/2004         1,000,000          1,028,480
  STANDARD FEDERAL BANCORP                             7.750%          07/17/2006           600,000            596,827
                                                                                                          ------------
                                                                                                             5,836,356

FINANCE - BROKER RELATED (4.5%)
  BEAR STEARNS                                         6.125%          02/01/2003         1,250,000          1,206,299
  BEAR STEARNS                                         6.450%          08/01/2002           500,000            490,709
  MERRILL LYNCH                                        6.000%          07/15/2005           750,000            703,090
  MORGAN STANLEY GROUP                                 7.000%          10/01/2013           738,000            674,988
                                                                                                          ------------
                                                                                                             3,075,086

FINANCE - OTHER (12.2%)
  AMERICAN EXPRESS                                     8.625%          05/15/2022           500,000            512,929
  CHRYSLER FINANCIAL                                   5.875%          02/07/2001           315,000            312,282
  EXECUTIVE RISK (CHUBB)                               7.125%          12/15/2007         1,000,000            970,838
  GENERAL ELECTRIC CAPITAL                             8.650%          05/15/2009           375,000            405,376
  GENERAL ELECTRIC CAPITAL                             7.260%          04/29/2002           500,000            504,531
  MBIA                                                 8.200%          10/01/2022           500,000            499,870
  MIC FINANCING TRUST I(1)                             8.375%          02/01/2027         1,000,000            891,971
  NYNEX CAPITAL FUNDING                                8.750%          12/01/2004         1,000,000          1,057,102

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 37

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FINANCE - OTHER - CONTINUED
  PHOENIX HOME LIFE MUTUAL(1)                          6.950%          12/01/2006      $  1,000,000       $    937,672
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.000%          03/20/2003           600,000            573,679
  TEXTRON FINANCIAL(1)                                 7.370%          10/15/2003         1,250,000          1,247,669
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            326,938
                                                                                                          ------------
                                                                                                             8,240,857

INDUSTRIALS (23.4%)
  AMGEN                                                6.500%          12/01/2007         1,000,000            946,933
  ANHEUSER-BUSCH                                       6.750%          06/01/2005           500,000            490,263
  ANHEUSER-BUSCH                                       5.750%          01/15/2011           500,000            434,414
  AVNET                                                6.450%          08/15/2003         1,000,000            980,853
  CARDINAL HEALTH                                      6.250%          07/15/2008         1,000,000            909,258
  CYTEC INDUSTRIES                                     6.750%          03/15/2008         1,000,000            895,017
  DAYTON HUDSON                                        8.600%          01/15/2012           500,000            540,965
  DEERE & COMPANY                                      8.950%          06/15/2019           500,000            539,063
  GENERAL MOTORS                                       8.100%          06/15/2024         1,000,000            975,903
  HEALTHSOUTH                                          6.875%          06/15/2005         1,000,000            874,806
  JC PENNEY                                            8.250%          08/15/2022         1,000,000            889,760
  JC PENNEY                                            7.400%          04/01/2037           500,000            474,194
  KAISER FOUNDATION HOSPITAL                           8.750%          08/11/2003         1,200,000          1,255,954
  MCDONALD'S                                           6.000%          06/23/2002           500,000            491,040
  MCDONALD'S                                           6.625%          09/01/2005           500,000            491,838
  SCIENCE APPLICATIONS INTERNATIONAL                   6.750%          02/01/2008         1,000,000            919,315
  SEAGATE TECHNOLOGY                                   7.125%          03/01/2004           500,000            461,699
  SERVICE CORPORATION INTERNATIONAL                    6.000%          12/15/2005         1,000,000            743,191
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003         1,000,000            849,651
  VF CORPORATION                                       6.750%          06/01/2005           750,000            728,624
  VF CORPORATION                                       7.600%          04/01/2004         1,000,000            998,429
                                                                                                          ------------
                                                                                                            15,891,170

TRANSPORTATION (2.8%)
  CONTINENTAL AIRLINES                                 6.320%          11/01/2008         1,000,000            926,340
  US AIRWAYS                                           8.360%          07/20/2020         1,000,000            968,790
                                                                                                          ------------
                                                                                                             1,895,130

UTILITIES (13.5%)
  BELLSOUTH TELECOMMUNICATIONS                         7.875%          08/01/2032           500,000            479,019
  BELLSOUTH TELECOMMUNICATIONS                         6.300%          12/15/2015           442,705            416,584
  CAROLINA POWER & LIGHT                               6.750%          10/01/2002         1,000,000            989,167
  CAROLINA TELPHONE & TELECOMMUNICATION                6.750%          08/15/2013           375,000            345,304
  CENTRAL POWER & LIGHT                                6.625%          07/01/2005         1,000,000            965,580
  CHESAPEAKE AND POTOMAC TELEPHONE                     7.625%          12/01/2012           865,000            860,816
  ENTERGY MISSISSIPPI                                  6.450%          04/01/2008         1,000,000            918,164
  GTE HAWAIIAN TELEPHONE                               7.375%          09/01/2006           500,000            494,055
  IDAHO POWER                                          8.750%          03/15/2027           400,000            403,846
  NATIONAL FUEL GAS                                    6.303%          05/27/2008         1,000,000            905,956
  NATIONAL RURAL UTILITIES                             6.750%          09/01/2001         1,000,000            998,250
  PACIFIC BELL (SBC COMMUNICATIONS)                    7.500%          02/01/2033           405,000            367,299
  PACIFIC GAS & ELECTRIC                               8.250%          11/01/2022           500,000            489,180
  VIRGINIA ELECTRIC AND POWER                          7.200%          11/01/2004           500,000            491,072
                                                                                                          ------------
                                                                                                             9,124,292

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 38

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
YANKEE (1.6%)
  FAIRFAX FINANCIAL HOLDINGS                           7.375%          03/15/2006      $  1,000,000       $    900,678
  MIDLAND BANK PLC                                     6.250%          09/29/2049           200,000            166,190
                                                                                                          ------------
                                                                                                             1,066,868

TOTAL CORPORATE BONDS (IDENTIFIED COST $50,867,943)                                                         47,999,343
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (19.8%)

U.S. TREASURY BONDS (9.2%)
  UNITED STATES TREASURY BOND                          8.750%          08/15/2020           500,000            605,782
  UNITED STATES TREASURY BOND                          8.125%          08/15/2021         2,840,000          3,258,900
  UNITED STATES TREASURY BOND                          5.250%          02/15/2029         1,100,000            909,907
  UNITED STATES TREASURY BOND                          6.125%          08/15/2029         1,500,000          1,430,157
                                                                                                          ------------
                                                                                                             6,204,746

U.S. TREASURY NOTES (2.1%)
  UNITED STATES TREASURY NOTE                          6.250%          02/15/2003           200,000            199,375
  UNITED STATES TREASURY NOTE                          5.500%          05/31/2003         1,000,000            973,125
  UNITED STATES TREASURY NOTE                          6.125%          08/15/2007           250,000            243,672
                                                                                                          ------------
                                                                                                             1,416,172

FEDERAL FARM CREDIT BANK (FFCB) (0.1%)
  FFCB                                                 6.190%          01/14/2008           100,000             93,342
                                                                                                          ------------
                                                                                                                93,342

FEDERAL HOME LOAN BANK (FHLB) (5.4%)
  FHLB                                                 7.280%          08/23/2004         2,000,000          1,991,138
  FHLB                                                 6.095%          03/16/2005         1,000,000            955,857
  FHLB                                                 5.750%          03/03/2008           245,000            224,901
  FHLB                                                 5.925%          04/09/2008           400,000            371,228
  FHLB                                                 6.010%          04/22/2008           100,000             93,315
                                                                                                          ------------
                                                                                                             3,636,439

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (0.2%)
  FHLMC                                                5.900%          02/14/2006           100,000             94,675
  FHLMC                                                6.980%          01/22/2007            75,000             73,454
                                                                                                          ------------
                                                                                                               168,129

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.8%)
  FNMA                                                 5.125%          02/13/2004           516,000            484,152
  FNMA                                                 6.350%          05/18/2005           500,000            482,290
  FNMA                                                 6.460%          06/26/2008           500,000            470,474
  FNMA                                                 6.690%          02/02/2011           500,000            468,066
                                                                                                          ------------
                                                                                                             1,904,982

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $14,170,484)                                   13,423,810
                                                                                                          ------------

SHORT-TERM INVESTMENTS (0.5%)

  FIFTH THIRD REPURCHASE AGREEMENT  DATED              1.550%          01/03/2000           361,108            361,108
  12/31/99 (collateralized by 370,000 GNMA #780848,                                                       ------------
  6.50%, 08-15-13, market value $362,908)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $361,108)                                                        361,108
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 39

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.1%)(IDENTIFIED COST $70,203,794)(2)                                                 $ 66,528,429

OTHER ASSETS LESS LIABILITIES (1.9%)                                                                         1,273,545
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 67,801,974
                                                                                                          ============


(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 40

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (58.1%)

ENERGY (1.1%)
  CHEVRON TRUST FUND                                   8.110%          12/01/2004      $   650,587        $    664,848
                                                                                                          ------------
                                                                                                               664,848

FINANCE - BANKS (6.6%)
  BANK ONE                                             6.400%          08/01/2002        1,000,000             982,644
  BANKBOSTON (FLEETBOSTON FINANCIAL)                   6.380%          08/11/2000          245,000             244,606
  CHASE MANHATTAN                                      8.625%          05/01/2002          400,000             413,705
  FIRST BANK MINNESOTA (US BANK NA)                    6.250%          08/15/2005          500,000             486,557
  FIRST USA BANK                                       6.625%          12/03/2001        1,115,000           1,110,133
  NCNB (BANK OF AMERICA)                               9.500%          06/01/2004          285,000             308,438
  SECURITY PACIFIC (BANK OF AMERICA)                  10.300%          05/15/2001          125,000             129,899
  SOUTHTRUST                                           8.625%          05/15/2004          300,000             308,544
                                                                                                          ------------
                                                                                                             3,984,526

FINANCE - BROKER RELATED (4.8%)
  BEAR STEARNS                                         6.125%          02/01/2003          500,000             482,520
  BEAR STEARNS                                         6.450%          08/01/2002          500,000             490,709
  GOLDMAN SACHS GROUP                                  6.600%          07/15/2002          450,000             442,328
  MERRILL LYNCH                                        6.000%          03/01/2001          500,000             494,441
  SALOMON SMITH BARNEY HOLDINGS                        6.250%          05/15/2003          500,000             484,787
  SALOMON SMITH BARNEY HOLDINGS                        9.000%          03/13/2002          500,000             520,565
                                                                                                          ------------
                                                                                                             2,915,350

FINANCE - OTHER (11.0%)
  ASSOCIATES                                           6.750%          08/01/2001        1,130,000           1,127,651
  FORD MOTOR CREDIT                                    6.250%          11/08/2000          650,000             647,808
  GENERAL MOTORS ACCEPTANCE CORPORATION                6.700%          04/30/2001          395,000             394,816
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.375%          09/30/2002          500,000             479,438
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.875%          01/22/2003        1,000,000             965,008
  INTERNATIONAL LEASE FINANCE CORPORATION              5.780%          03/01/2001          350,000             346,332
  NORDSTROM CREDIT                                     6.700%          07/01/2005          500,000             485,921
  SAFECO                                               7.875%          04/01/2005          500,000             492,216
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.400%          10/11/2000          350,000             348,371
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.630%          07/09/2002          542,000             531,316
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.360%          12/04/2001          525,000             515,011
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004          330,000             326,938
                                                                                                          ------------
                                                                                                             6,660,826

INDUSTRIALS (14.4%)
  ANHEUSER-BUSCH                                       6.750%          06/01/2005          500,000             490,262
  ARVIN INDUSTRIES                                     6.875%          02/15/2001          250,000             247,732
  AUTOZONE                                             6.000%          11/01/2003        1,000,000             936,449
  AVNET                                                6.450%          08/15/2003        1,000,000             980,853
  ENGELHARD                                            6.500%          09/01/2000          445,000             444,425
  GENERAL MOTORS                                       9.125%          07/15/2001        1,085,000           1,117,905
  MCDONALD'S                                           6.625%          09/01/2005          500,000             491,837
  SEAGATE TECHNOLOGY                                   7.125%          03/01/2004          500,000             461,699
  SERVICE CORPORATION INTERNATIONAL                    6.375%          10/01/2000          500,000             473,100
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003        1,000,000             849,651
  TOYS 'R' US                                          8.250%          02/01/2017          267,000             267,331
  VF CORPORATION                                       6.750%          06/01/2005        1,000,000             971,499

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 41

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - CONTINUED
  VF CORPORATION                                       7.600%          04/01/2004     $  1,000,000        $    998,429
                                                                                                          ------------
                                                                                                             8,731,172

TRANSPORTATION (1.9%)
  SOUTHWEST AIRLINES                                   8.750%          10/15/2003          500,000             523,434
  UNION PACIFIC RAILROAD                               7.320%          02/01/2002          150,000             149,105
  UNION PACIFIC RAILROAD                               7.060%          05/15/2003          500,000             489,085
                                                                                                          ------------
                                                                                                             1,161,624

UTILITIES (17.0%)
  BALTIMORE GAS & ELECTRIC                             8.375%          08/15/2001          300,000             306,687
  CAROLINA POWER & LIGHT                               6.750%          10/01/2002        1,000,000             989,167
  CENTRAL POWER & LIGHT                                6.875%          02/01/2003        1,000,000             990,687
  IOWA ELECTRIC POWER & LIGHT                          8.625%          05/15/2001          395,000             402,998
  METROPOLITAN EDISON                                  7.220%          01/30/2003          500,000             496,579
  PACIFICORP (SCOTTISH POWER)                          6.310%          07/28/2003          550,000             533,306
  PENNSYLVANIA POWER & LIGHT (PP&L RESOURCES)          6.000%          06/01/2000          750,000             749,178
  PUBLIC SERVICE ELECTRIC & GAS                        7.875%          11/01/2001          275,000             277,989
  SOUTHERN CALIFORNIA EDISON                           5.875%          01/15/2001           90,000              89,160
  SOUTHERN CALIFORNIA GAS                              6.875%          08/15/2002        1,000,000             996,378
  SOUTHWESTERN BELL TELEPHONE                          5.880%          10/06/2003        1,000,000             955,823
  U.S. WEST COMMUNICATIONS                             8.875%          06/01/2031          250,000             254,865
  UNITED TELEPHONE-FLORIDA                             6.250%          05/15/2003        1,000,000             972,309
  VIRGINIA ELECTRIC AND POWER                          7.200%          11/01/2004          500,000             491,072
  WISCONSIN ELECTRIC AND POWER                         6.625%          12/01/2002          750,000             742,668
  WORLDCOM (MCI WORLDCOM)                              8.875%          01/15/2006        1,000,000           1,044,870
                                                                                                          ------------
                                                                                                            10,293,736

YANKEE (1.3%)
  AMOCO CANADA (BP AMOCO)                              7.250%          12/01/2002          500,000             502,930
  PROVINCE OF MANITOBA                                 9.500%          10/01/2000          300,000             306,534
                                                                                                          ------------
                                                                                                               809,464

TOTAL CORPORATE BONDS (IDENTIFIED COST $36,124,121)                                                         35,221,546
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (38.7%)

U.S. TREASURY NOTES (13.6%)
  UNITED STATES TREASURY NOTE                          5.875%          06/30/2000          500,000             500,625
  UNITED STATES TREASURY NOTE                          5.625%          02/28/2001          500,000             497,032
  UNITED STATES TREASURY NOTE                          6.375%          03/31/2001           35,000              35,077
  UNITED STATES TREASURY NOTE                          5.750%          06/30/2001        2,000,000           1,987,500
  UNITED STATES TREASURY NOTE                          6.500%          08/31/2001          500,000             502,031
  UNITED STATES TREASURY NOTE                          6.250%          10/31/2001        1,300,000           1,300,000
  UNITED STATES TREASURY NOTE                          6.250%          01/31/2002        1,400,000           1,400,000
  UNITED STATES TREASURY NOTE                          6.250%          02/28/2002        1,300,000           1,299,594
  UNITED STATES TREASURY NOTE                          6.625%          03/31/2002           40,000              40,275
  UNITED STATES TREASURY NOTE                          6.500%          05/31/2002          430,000             432,150
  UNITED STATES TREASURY NOTE                          5.625%          12/31/2002          250,000             245,235
                                                                                                          ------------
                                                                                                             8,239,519

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.2%)
  FHLMC                                                6.150%          03/06/2003        1,250,000           1,222,893
  FHLMC                                                5.750%          07/15/2003        1,750,000           1,693,183

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 42

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC POOL E30447                                    8.500%          02/01/2006      $     5,476        $      5,635
  FHLMC POOL E39980                                    8.500%          08/01/2006            3,613               3,717
  FHLMC                                                7.214%          03/19/2007          500,000             489,550
  FHLMC                                                6.540%          11/06/2007          250,000             236,983
  FHLMC POOL E43681                                    7.500%          01/01/2008          109,544             110,707
                                                                                                          ------------
                                                                                                             3,762,668

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.3%)
  FNMA                                                 5.320%          05/08/2001        1,000,000             985,514
  FNMA                                                 6.640%          08/28/2002        1,000,000             993,867
  FNMA                                                 5.740%          02/09/2004        2,500,000           2,395,347
  FNMA                                                 8.500%          02/01/2005          200,000             200,331
  FNMA                                                 6.350%          05/18/2005          500,000             482,291
  FNMA                                                 6.430%          05/23/2005          500,000             482,838
  FNMA POOL 50953                                      7.000%          11/01/2007          131,614             130,935
  FNMA                                                 6.500%          07/07/2008          585,000             551,342
  FNMA POOL 185550                                     7.000%          12/01/2008           57,086              56,812
                                                                                                          ------------
                                                                                                             6,279,277

FEDERAL HOME LOAN BANK (FHLB) (8.6%)
  FHLB                                                 6.000%          03/27/2002        1,000,000             984,772
  FHLB                                                 5.780%          03/05/2003          100,000              97,027
  FHLB                                                 7.280%          08/23/2004        2,000,000           1,991,138
  FHLB                                                 6.095%          03/16/2005        2,000,000           1,911,714
  FHLB                                                 6.250%          04/06/2005           50,000              48,013
  FHLB                                                 6.400%          05/26/2005          125,000             120,385
  FHLB                                                 7.330%          04/02/2007           50,000              49,318
                                                                                                          ------------
                                                                                                             5,202,367

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $24,093,880)                                   23,483,831
                                                                                                          ------------

SHORT-TERM INVESTMENTS (1.3%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               1.550%          01/03/2000          806,349             806,349
  12/31/99 (collateralized by 830,000 GNMA Pool                                                           ------------
  #780848, 6.50%, 8-15-13, market value $814,092)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $806,349)                                                        806,349
                                                                                                          ------------

TOTAL INVESTMENTS (98.1%)(IDENTIFIED COST $61,024,350)(1)                                                   59,511,726

OTHER ASSETS LESS LIABILITIES (1.9%)                                                                         1,126,988
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 60,638,714
                                                                                                          ============


(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 43

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3.0%)

  COPEL COMPANY CAPITAL FUNDING 1999-B-A3              6.610%          12/18/2002      $  1,600,000       $  1,593,856
  GREEN TREE HOME IMPROVEMENT LOAN TRUST
    1994-D-M2(1)                                       9.050%          01/15/2015           715,662            727,613
  MERRILL LYNCH FHA 42                                 7.430%          09/01/2022         1,198,535          1,194,555
  TMS SBA LOAN TRUST 1999 -1A                          6.002%          07/15/2025         1,150,806          1,146,491
                                                                                                          ------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,720,468)                                                   4,662,515
                                                                                                          ------------
PROJECT LOANS (4.9%)

  CHAPEL HILL ASSISTED LIVING                          7.750%          11/15/2038           540,680            536,051
  COUNTRY CLUB VILLAGE                                 7.530%          09/15/2038         1,668,507          1,630,693
  DESERT MIRAGE APARTMENTS                             7.250%          09/15/2039         1,542,050          1,511,956
  EVERGREEN TOWERS(2)                                  7.375%          01/01/2039         1,004,700            959,900
  PRAIRIE DISTRICT LOFTS(2)                            7.405%          05/01/2039           945,000            907,619
  TRIANGLE POINT                                       7.750%          09/01/2039           983,331            965,691
  VILLAGES AT CLEAR SPRINGS                            7.495%          12/15/2038         1,091,240          1,063,457
                                                                                                          ------------
TOTAL PROJECT LOANS (IDENTIFIED COST $7,814,172)                                                             7,575,367
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.6%)

  CHASE COMMERCIAL MORTGAGE SECURITIES 1998-1-A2       6.560%          05/18/2008           535,000            507,031
  COMMERCIAL MORTGAGE ASSET TRUST 1999-C1-A1           6.250%          08/17/2006           966,056            929,346
  DEUTSCHE MORTGAGE AND ASSET RECEIVING
    CORPORATION 1998-C1-A1                             6.220%          09/15/2007           561,232            539,187
  DLJ COMMERCIAL MORTGAGE 1999-CG3-A1B                 7.340%          09/10/2009           565,000            558,666
  GMAC COMMERCIAL MORTGAGE SECURITIES 1998-C2-X        0.627%          08/15/2023        16,620,000            623,083
  GS MORTGAGE SECURITIES 1999-3-A(3)                   8.000%          08/19/2029         1,600,000          1,594,000
  LB COMMERCIAL MORTGAGE TRUST 1998-C4-AB              6.210%          10/15/2008         1,655,000          1,524,454
  MORGAN STANLEY CAPITAL I-1998-CF1-X(3)               0.833%          12/15/2012         5,823,237            259,483
  MORGAN STANLEY CAPITAL I-1998-CF1-A1                 6.330%          10/15/2007           525,760            507,506
                                                                                                          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,547,787)                                       7,042,756
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY BONDS (83.3%)

U.S. TREASURY NOTES (3.0%)
  UNITED STATES TREASURY NOTE (CPI)                    3.875%          04/15/2029         5,003,448          4,673,536
                                                                                                          ------------
                                                                                                             4,673,536

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (24.6%)
  GNMA                                                 8.200%          06/15/2012            28,691             28,976
  GNMA                                                 8.200%          05/15/2013            41,536             41,906
  GNMA                                                 6.000%          04/15/2014           967,621            916,619
  GNMA                                                 8.000%          08/15/2016           197,245            201,739
  GNMA                                                 8.000%          03/15/2017            36,925             37,764
  GNMA                                                 8.000%          04/15/2017            59,260             60,607
  GNMA                                                 8.000%          02/15/2022           269,049            273,208
  GNMA                                                 7.500%          12/15/2022           771,723            763,684
  GNMA                                                 7.000%          05/15/2023           490,079            477,430
  GNMA                                                 7.500%          05/15/2023           631,970            628,660
  GNMA                                                 7.000%          07/15/2023           980,442            955,138

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 44

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - CONTINUED
  GNMA                                                 7.000%          08/15/2023      $    339,246       $    330,491
  GNMA                                                 6.500%          10/15/2023           200,418            188,268
  GNMA                                                 6.500%          11/15/2023           755,444            709,645
  GNMA                                                 6.500%          12/15/2023         5,058,518          4,782,087
  GNMA                                                 7.000%          12/15/2023           748,031            728,725
  GNMA                                                 6.500%          01/15/2024         1,495,553          1,404,885
  GNMA                                                 6.500%          02/15/2024           597,877            561,631
  GNMA                                                 6.500%          03/15/2024           216,058            202,960
  GNMA                                                 6.500%          04/15/2024         1,154,709          1,084,704
  GNMA                                                 7.000%          06/15/2024           711,219            692,315
  GNMA                                                 8.000%          02/15/2025            24,635             24,937
  GNMA                                                 8.000%          05/15/2025            24,238             24,536
  GNMA                                                 8.000%          07/15/2025           331,942            336,012
  GNMA                                                 8.000%          08/15/2025            31,456             31,842
  GNMA                                                 8.000%          09/15/2025           147,694            149,505
  GNMA                                                 8.000%          11/15/2025           359,129            363,533
  GNMA                                                 6.500%          03/15/2026           175,094            165,164
  GNMA                                                 7.500%          08/15/2026            79,418             78,694
  GNMA                                                 8.000%          09/20/2026         1,087,661          1,095,559
  GNMA                                                 7.250%          12/15/2026           294,152            297,411
  GNMA                                                 7.500%          08/15/2027            35,724             35,352
  GNMA                                                 7.500%          09/15/2027           261,107            258,387
  GNMA                                                 7.500%          10/15/2027            77,448             76,641
  GNMA                                                 7.000%          11/15/2027            36,298             35,136
  GNMA                                                 7.500%          11/15/2027            94,267             93,285
  GNMA                                                 7.000%          06/15/2028         3,476,090          3,360,598
  GNMA                                                 7.000%          07/15/2028           876,433            847,314
  GNMA                                                 7.000%          08/15/2028           882,789            853,459
  GNMA                                                 7.000%          09/15/2028         1,223,148          1,182,509
  GNMA                                                 7.000%          10/15/2028           741,062            716,440
  GNMA                                                 7.000%          11/15/2028           483,820            467,745
  GNMA                                                 7.000%          12/15/2028           722,342            698,343
  GNMA                                                 6.500%          02/15/2029           485,846            456,392
  GNMA                                                 6.000%          02/20/2029         1,457,945          1,323,407
  GNMA                                                 7.000%          03/15/2029           957,100            924,898
  GNMA                                                 7.500%          08/15/2029         2,493,347          2,467,375
  GNMA                                                 7.500%          09/15/2029         1,490,710          1,475,181
  GNMA                                                 7.500%          12/15/2029         5,000,500          4,948,411
                                                                                                          ------------
                                                                                                            37,859,508

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (19.1%)
  FHLMC                                                8.848%          08/15/2008           188,176            189,447
  FHLMC                                                6.625%          09/15/2009         2,865,000          2,775,477
  FHLMC                                                6.500%          08/01/2010           249,728            243,933
  FHLMC                                                6.500%          09/01/2010           250,510            244,697
  FHLMC                                                6.500%          10/01/2010           528,995            516,720
  FHLMC                                                6.500%          11/01/2010           257,102            251,136
  FHLMC                                                6.500%          01/01/2011           342,272            334,329
  FHLMC                                                6.500%          02/01/2011           288,303            281,613
  FHLMC                                                6.500%          04/01/2011           700,197            683,387
  FHLMC                                                7.500%          03/01/2012           294,179            296,963

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 45

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                7.000%          07/01/2012      $    288,678       $    286,205
  FHLMC                                                6.500%          12/01/2012         2,723,403          2,651,971
  FHLMC                                                6.500%          02/01/2013           198,296            193,095
  FHLMC                                                6.500%          04/01/2013            20,878             20,306
  FHLMC                                                6.500%          05/01/2013           438,052            426,563
  FHLMC                                                5.500%          06/01/2013            42,380             39,411
  FHLMC                                                5.500%          11/01/2013            67,048             62,351
  FHLMC                                                5.500%          12/01/2013         1,913,062          1,779,032
  FHLMC                                                5.500%          01/01/2014         2,000,199          1,860,063
  FHLMC                                                6.500%          01/01/2014           527,442            512,998
  FHLMC                                                5.500%          02/01/2014            28,881             26,858
  FHLMC                                                5.500%          03/01/2014         1,413,494          1,313,813
  FHLMC                                                6.000%          03/01/2014         1,324,178          1,258,659
  FHLMC                                                5.500%          04/01/2014           322,504            299,761
  FHLMC                                                5.500%          05/01/2014         1,984,465          1,844,611
  FHLMC                                                5.500%          06/01/2014           263,516            244,933
  FHLMC                                                6.000%          06/01/2014           186,821            177,577
  FHLMC                                                5.500%          07/01/2014           770,224            715,907
  FHLMC                                                8.750%          12/01/2014             9,523              9,949
  FHLMC                                                6.500%          04/01/2018           800,611            764,401
  FHLMC                                                9.000%          09/01/2018           217,857            229,701
  FHLMC                                                7.000%          06/01/2024            28,606             27,808
  FHLMC                                                8.000%          07/01/2024           789,666            796,923
  FHLMC                                                8.000%          08/01/2024           100,708            101,634
  FHLMC                                                8.000%          06/01/2025            13,441             13,603
  FHLMC                                                8.000%          07/01/2025           638,303            644,877
  FHLMC                                                8.000%          09/01/2025            16,193             16,336
  FHLMC                                                8.000%          11/01/2025            22,973             23,175
  FHLMC                                                8.000%          12/01/2025           128,904            130,232
  FHLMC                                                8.000%          01/01/2026             9,394              9,476
  FHLMC                                                7.000%          05/01/2026           113,179            110,023
  FHLMC                                                8.000%          06/01/2026           222,653            224,605
  FHLMC                                                6.918%          07/01/2027         1,575,929          1,573,685
  FHLMC                                                8.000%          09/01/2027             8,000              8,073
  FHLMC                                                6.000%          02/01/2029           975,308            894,383
  FHLMC                                                6.000%          03/01/2029         1,941,795          1,780,675
  FHLMC                                                7.500%          05/01/2029           591,732            586,392
  FHLMC                                                6.500%          06/01/2029           114,592            108,111
  FHLMC                                                7.500%          08/01/2029         1,844,425          1,827,518
                                                                                                          ------------
                                                                                                            29,413,396

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (36.6%)
  FNMA                                                 6.140%          09/10/2008         1,190,000          1,100,612
  FNMA                                                 6.625%          09/15/2009         2,610,000          2,532,092
  FNMA                                                 8.000%          10/01/2009           231,707            235,649
  FNMA                                                 8.000%          11/01/2010           747,693            754,009
  FNMA                                                 7.000%          05/01/2011         2,321,535          2,305,373
  FNMA                                                 7.000%          09/01/2011         1,531,924          1,518,073
  FNMA                                                 6.500%          03/01/2013            26,740             25,980
  FNMA                                                 6.500%          05/01/2013            22,351             21,715
  FNMA                                                 6.000%          07/01/2013            69,882             66,407

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 46

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                 6.000%          08/01/2013      $    441,494       $    419,543
  FNMA                                                 5.500%          10/01/2013         2,783,194          2,584,573
  FNMA                                                 6.000%          11/01/2013           405,543            385,380
  FNMA                                                 5.500%          12/01/2013         2,623,328          2,436,116
  FNMA                                                 6.000%          12/01/2013            89,814             85,348
  FNMA                                                 5.500%          01/01/2014           684,597            635,742
  FNMA                                                 6.000%          01/01/2014           492,269            467,763
  FNMA                                                 5.500%          02/01/2014         2,066,343          1,918,040
  FNMA                                                 6.000%          02/01/2014           595,299            565,207
  FNMA                                                 5.500%          03/01/2014         2,128,075          1,975,469
  FNMA                                                 6.000%          03/01/2014           249,335            236,767
  FNMA                                                 5.500%          04/01/2014            53,775             49,916
  FNMA                                                 6.000%          04/01/2014            34,765             33,002
  FNMA                                                 6.000%          05/01/2014         1,193,529          1,134,468
  FNMA                                                 6.000%          06/01/2014         1,141,332          1,083,433
  FNMA                                                 5.500%          07/01/2014           638,825            592,976
  FNMA                                                 6.000%          07/01/2014           509,721            483,863
  FNMA                                                 5.500%          08/01/2014           969,730            900,132
  FNMA                                                 6.000%          08/01/2014            82,099             77,934
  FNMA                                                 8.000%          08/01/2014         1,345,443          1,379,354
  FNMA                                                 5.500%          09/01/2014            26,343             24,452
  FNMA                                                 6.000%          09/01/2014            36,020             34,193
  FNMA                                                 6.500%          05/01/2018         1,634,768          1,564,430
  FNMA                                                 8.000%          05/01/2022           140,282            142,554
  FNMA                                                 7.500%          08/01/2023           220,779            219,404
  FNMA                                                 6.500%          11/01/2024           542,061            516,750
  FNMA                                                 7.000%          10/01/2025           596,172            579,011
  FNMA                                                 7.500%          02/01/2026           549,196            544,394
  FNMA                                                 7.000%          09/01/2026           361,162            350,766
  FNMA                                                 7.500%          09/01/2026           553,187            547,959
  FNMA                                                 7.000%          04/01/2027           572,291            554,350
  FNMA                                                 7.500%          05/01/2027           142,536            141,078
  FNMA                                                 7.500%          11/01/2027           188,027            186,103
  FNMA                                                 7.500%          12/01/2027         1,170,821          1,158,842
  FNMA                                                 6.500%          01/01/2028           133,428            126,257
  FNMA                                                 7.500%          01/01/2028            32,350             32,025
  FNMA                                                 7.500%          02/01/2028           281,817            279,353
  FNMA                                                 6.500%          04/01/2028           809,958            764,954
  FNMA                                                 6.500%          05/01/2028           256,385            242,140
  FNMA                                                 7.500%          06/01/2028           250,204            247,690
  FNMA                                                 6.000%          10/01/2028         3,632,301          3,327,435
  FNMA                                                 7.500%          10/01/2028            61,598             60,963
  FNMA                                                 6.000%          11/01/2028           209,280            191,714
  FNMA                                                 6.000%          12/01/2028           812,974            744,739
  FNMA                                                 6.000%          01/01/2029         1,507,393          1,380,470
  FNMA                                                 6.000%          02/01/2029           366,009            335,289
  FNMA                                                 6.500%          02/01/2029           687,424            649,229
  FNMA                                                 7.000%          02/01/2029           175,230            169,499
  FNMA                                                 6.500%          04/01/2029           579,674            547,465
  FNMA                                                 6.027%          05/01/2029           915,177            889,238

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 47

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                 6.000%          06/01/2029      $  1,714,486       $  1,569,765
  FNMA                                                 6.500%          06/01/2029           404,522            381,389
  FNMA                                                 7.500%          06/01/2029           119,824            118,576
  FNMA                                                 6.000%          07/01/2029            72,874             66,718
  FNMA                                                 7.500%          07/01/2029            30,636             30,317
  FNMA                                                 6.000%          08/01/2029         2,866,740          2,624,561
  FNMA                                                 7.000%          08/01/2029         2,249,736          2,176,151
  FNMA                                                 8.500%          08/01/2029         1,954,704          2,004,793
  FNMA                                                 8.000%          09/01/2029           892,535            900,065
  FNMA                                                 7.000%          10/01/2029           566,071            547,556
  FNMA                                                 8.000%          10/01/2029           514,643            518,986
  FNMA                                                 7.500%          11/01/2029         2,999,701          2,968,454
                                                                                                          ------------
                                                                                                            56,465,013

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $131,524,940)                                      128,411,453
                                                                                                          ------------
SHORT-TERM INVESTMENTS (3.6%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               1.550%          01/03/2000         5,500,000          5,500,000
  12/31/99 (collateralized by 5,610,000 GNMA                                                              ------------
  #780848, 6.50%, 8-15-13, market value $5,502,477)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,500,000)                                                    5,500,000
                                                                                                          ------------

TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $157,107,367)(4)                                                153,192,091

OTHER ASSETS LESS LIABILITIES (0.6%)                                                                           916,596
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $154,108,687
                                                                                                          ============

--------------------------------------------------------------------------------
FORWARD COMMITMENTS

                                                    PRINCIPAL          DELIVERY           COUPON            MARKET
  AGENCY                                             AMOUNT              DATE              RATE              VALUE
----------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT DECEMBER 31, 1999
(COST PAYABLE $13,227,508)
  FHLMC                                           $ 1,000,000          01/19/2000          6.500%         $    943,125
  FHLMC                                             2,000,000          01/19/2000          7.500%            1,980,624
  FHLMC                                             2,000,000          01/19/2000          7.000%            1,935,624
  FHLMC                                             3,000,000          01/24/2000          7.000%            2,968,125
  FNMA                                              5,300,000          01/24/2000          7.500%            5,331,471
                                                                                                          ------------
                                                                                                          $ 13,158,969
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 48

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                    PRINCIPAL          DELIVERY           COUPON            MARKET
  AGENCY                                             AMOUNT              DATE              RATE              VALUE
----------------------------------------------------------------------------------------------------------------------
TBA SALE COMMITMENTS AT DECEMBER 31, 1999
(PROCEEDS RECEIVABLE $7,764,488)
  FNMA                                           $  2,017,166          01/19/2000            7.000%       $  1,933,750
  FNMA                                                450,000          01/19/2000            8.000%            453,515
  FNMA                                              2,000,000          01/19/2000            7.500%          1,978,124
  GNMA                                              3,400,000          01/25/2000            7.500%          3,362,811
                                                                                                          ------------
                                                                                                          $  7,728,200
                                                                                                          ============

--------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                        UNITS PER        CURRENT         APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT          VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  30 YEAR BOND FUTURE (BUY)         03/20/2000             38              1,000       $ 3,455,625        $   (69,829)
  10 YEAR NOTE FUTURE (SELL)        03/20/2000              2              1,000          (191,719)                938
  5YR NOTE FUTURE (SELL)            03/20/2000             90              1,000        (8,821,406)             60,726
                                                                                                          ------------
                                                                                                          $    (8,165)
                                                                                                          ============

--------------------------------------------------------------------------------
THE FUND'S ACTIVITY IN WRITTEN OPTIONS FOR THE
YEAR ENDED DECEMBER 31, 1999 WAS AS FOLLOWS:

                                                      NUMBER OF           CONTRACT
                                                      CONTRACTS            PREMIUM
----------------------------------------------------------------------------------------------------------------------
  OPTIONS OUTSTANDING AT BEGINNING OF PERIOD                 0           $        0
  OPTIONS SOLD                                              30               13,594
  OPTIONS CANCELED IN CLOSING TRANSACTION                    0                    0
  OPTIONS EXPIRED PRIOR TO EXERCISE                        (30)             (13,594)
                                                   -----------           ----------
  OPTIONS OUTSTANDING AT END OF PERIOD                       0           $        0
                                                   ===========           ==========


(1) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at December 31, 1999.

(2) A portion of this security was purchased on a delayed delivery basis.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 49

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (83.9%)

FEDERAL FARM CREDIT BANK (FFCB) (2.5%)
  FFCB DISCOUNT NOTE                                   4.880%          05/16/2000     $ 10,000,000        $  9,817,533
                                                                                                          ------------
                                                                                                             9,817,533

FEDERAL HOME LOAN BANK (FHLB) (35.4%)
  FHLB DISCOUNT NOTE                                   5.070%          01/21/2000       10,000,000           9,970,528
  FHLB DISCOUNT NOTE                                   4.670%          02/01/2000       10,000,000           9,958,667
  FHLB DISCOUNT NOTE                                   5.390%          02/01/2000       10,000,000           9,952,294
  FHLB DISCOUNT NOTE                                   5.460%          02/09/2000       15,000,000          14,909,487
  FHLB DISCOUNT NOTE                                   5.380%          02/11/2000       15,000,000          14,906,383
  FHLB DISCOUNT NOTE                                   5.470%          02/15/2000       15,000,000          14,895,938
  FHLB DISCOUNT NOTE                                   5.460%          02/18/2000       10,000,000           9,926,267
  FHLB DISCOUNT NOTE                                   5.470%          03/15/2000       13,942,000          13,784,951
  FHLB DISCOUNT NOTE                                   5.590%          03/17/2000       15,000,000          14,822,667
  FHLB DISCOUNT NOTE                                   5.640%          04/24/2000       15,000,000          14,734,475
  FHLB DISCOUNT NOTE                                   4.790%          04/27/2000       10,000,000           9,845,300
                                                                                                          ------------
                                                                                                           137,706,957

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (32.0%)
  FHLMC DISCOUNT NOTE                                  4.970%          01/10/2000       15,000,000          14,979,338
  FHLMC DISCOUNT NOTE                                  5.070%          01/14/2000       15,000,000          14,970,479
  FHLMC DISCOUNT NOTE                                  4.940%          01/19/2000       10,000,000           9,974,000
  FHLMC DISCOUNT NOTE                                  5.150%          01/27/2000       20,000,000          19,922,982
  FHLMC DISCOUNT NOTE                                  5.380%          02/03/2000       15,000,000          14,924,100
  FHLMC DISCOUNT NOTE                                  5.460%          02/22/2000       10,000,000           9,920,267
  FHLMC DISCOUNT NOTE                                  5.560%          02/24/2000       15,000,000          14,873,730
  FHLMC DISCOUNT NOTE                                  5.470%          02/25/2000       10,000,000           9,915,667
  FHLMC DISCOUNT NOTE                                  5.570%          03/07/2000       15,000,000          14,846,000
                                                                                                          ------------
                                                                                                           124,326,563

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (14.0%)
  FNMA DISCOUNT NOTE                                   5.600%          03/02/2000       15,000,000          14,856,650
  FNMA DISCOUNT NOTE                                   5.590%          03/09/2000       15,000,000          14,840,908
  FNMA DISCOUNT NOTE                                   5.700%          05/05/2000       15,000,000          14,706,771
  FNMA DISCOUNT NOTE                                   5.830%          05/09/2000       10,000,000           9,793,958
                                                                                                          ------------
                                                                                                            54,198,287

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $326,049,340)                                                     326,049,340
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 50

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (16.4%)

  BANC OF AMERICA REPURCHASE AGREEMENT                 4.000%          01/03/2000     $  62,000,000       $ 62,000,000
  DATED 12/31/99 (collateralized by 27,910,000
  FFCB Discount Note, 11-02-00, market value
  $26,486,590,
  20,900,000 FFCB, 6.40%, 10-28-02,
  market value $20,998,230,
  16,090,000 FNMA Note, 5-19-03,
  market value $15,782,681)

  FIFTH THIRD REPURCHASE AGREEMENT                     1.550%          01/03/2000         1,931,405          1,931,405
  DATED 12/31/99 (collateralized by 1,980,000                                                             ------------
  GNMA Pool #780848, 6.50%, 8-15-13,
  market value $1,942,051)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $63,931,405)                                                  63,931,405
                                                                                                          ------------

TOTAL INVESTMENTS (100.3%)(IDENTIFIED COST $389,980,745)(1)                                                389,980,745

OTHER ASSETS LESS LIABILITIES (-0.3%)                                                                      (1,327,659)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $388,653,086
                                                                                                          ============


(1) The identified cost for Federal Tax purposes is the same as shown above.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 51

                      STATEMENTS OF ASSETS AND LIABILITIES
                          YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SMALL TO        INTERNATIONAL
                                                                 GROWTH             VALUE          MID CAP            EQUITY
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                              $ 375,330,622     $ 171,466,792    $ 481,545,871    $ 270,200,845
 REPURCHASE AGREEMENTS, AT COST                                  7,335,506         2,002,488               --               --
                                                            -------------------------------------------------------------------
 TOTAL INVESTMENTS (*)                                         382,666,128       173,469,280      481,545,871      270,200,845
 CASH                                                                   --                --               --            1,179
 FOREIGN CURRENCY AT VALUE                                              --                --               --          976,786
 RECEIVABLE FOR INVESTMENTS SOLD                                        --                --       26,294,595        1,679,216
 RECEIVABLE FOR CAPITAL SHARES SOLD                              1,954,798         2,095,202        5,838,411        8,104,953
 DIVIDENDS AND INTEREST RECEIVABLE                                 214,299           317,659          249,845          562,057
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                             --             4,250               --               --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                  384,835,225       175,886,391      513,928,722      281,525,036
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
 CASH OVERDRAFT                                                         --                --          187,398               --
 OPEN FORWARD CURRENCY CONTRACTS                                        --                --               --           86,580
 PAYABLE FOR INVESTMENTS PURCHASED                                      --                --       17,535,104        5,293,452
 PAYABLE FOR CAPITAL SHARES REPURCHASED                            218,862           161,142          271,973           97,798
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                          141,484            65,381          244,908          117,999
 MONEY MANAGER FEE PAYABLE  (Note 3)                               284,217           142,784          470,398          321,687
 ACCRUED EXPENSES AND OTHER LIABILITIES                            121,325            67,904          155,638           91,213
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                 765,888           437,211       18,865,419        6,008,729
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                  $ 384,069,337     $ 175,449,180    $ 495,063,303    $ 275,516,307
===============================================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                             $ 271,725,224     $ 167,002,582    $ 386,441,613    $ 190,330,962
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
   PAYABLES, AND FUTURES CONTRACTS                             112,468,504         7,438,934       66,433,374       66,446,736
 UNDISTRIBUTED NET INVESTMENT INCOME                                    --                --               --               --
 ACCUMULATED DISTRIBUTIONS IN EXCESS OF
  REALIZED GAIN ON INVESTMENTS                                    (124,391)               --               --               --
 ACCUMULATED NET REALIZED GAIN
  (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS, AND FOREIGN CURRENCIES                                      --         1,007,664       42,188,316       18,738,609
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                  $ 384,069,337     $ 175,449,180    $ 495,063,303    $ 275,516,307
===============================================================================================================================

NET ASSETS:
 ADVISOR CLASS                                               $ 339,590,001     $ 149,182,638    $ 447,665,144    $ 236,868,992
 INVESTOR CLASS                                                 44,479,336        26,266,542       47,398,159       38,647,315
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                       $ 384,069,337     $ 175,449,180    $ 495,063,303    $ 275,516,307
===============================================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                                   9,681,619         7,206,507       16,344,653       11,005,923
 INVESTOR CLASS                                                  1,277,548         1,268,853        1,744,869        1,811,714
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                          10,959,167         8,475,360       18,089,522       12,817,637
===============================================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                               $       35.08     $       20.70    $       27.39    $       21.52
===============================================================================================================================
 INVESTOR CLASS                                              $       34.82     $       20.70    $       27.16    $       21.33
===============================================================================================================================

 (*) INVESTMENTS, AT COST (Note 6)                           $ 270,197,624     $ 166,103,408    $ 415,112,497    $ 203,647,102


Please see "Notes to Financial Statements" for further information.


                                  ACCESSOR 52

                      STATEMENTS OF ASSETS AND LIABILITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                                             INTERMEDIATE        SHORT-INT          MORTGAGE      U.S. GOVERNMENT
                                                             FIXED-INCOME      FIXED-INCOME        SECURITIES          MONEY
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                              $  66,167,321     $  58,705,377     $ 147,692,091     $ 326,049,340
 REPURCHASE AGREEMENTS, AT COST                                    361,108           806,349         5,500,000        63,931,405
                                                            ---------------------------------------------------------------------
 TOTAL INVESTMENTS (*)                                          66,528,429        59,511,726       153,192,091       389,980,745
 CASH                                                                   --                --           145,721                --
 RECEIVABLE FOR INVESTMENTS SOLD                                        --                --         8,218,453                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                                122,915           103,371            52,947           392,288
 DIVIDENDS AND INTEREST RECEIVABLE                               1,253,532         1,121,141         1,018,540             6,972
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                             --                --             9,938                --
 TBA PURCHASE COMMITMENTS, AT VALUE                                     --                --        13,158,969                --
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                   67,904,876        60,736,238       175,796,659       390,380,005
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
 DISTRIBUTIONS PAYABLE                                                  --                --                --         1,539,538
 PAYABLE FOR INVESTMENTS PURCHASED                                      --                --        13,658,090                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                             50,427            45,278            94,911             4,269
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                           20,937            18,427            48,261            76,514
 MONEY MANAGER FEE PAYABLE (Note 3)                                  6,781             7,762            91,926                --
 TBA SALE COMMITMENTS, AT VALUE                                         --                --         7,728,200                --
 ACCRUED EXPENSES AND OTHER LIABILITIES                             24,757            26,057            66,584           106,598
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                 102,902            97,524        21,687,972         1,726,919
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                  $  67,801,974     $  60,638,714     $ 154,108,687     $ 388,653,086
=================================================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                             $  72,611,629     $  62,365,182     $ 159,775,916     $ 388,655,460
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
   PAYABLES, AND FUTURES CONTRACTS                              (3,675,364)       (1,512,625)       (3,955,691)               --
 UNDISTRIBUTED NET INVESTMENT INCOME                                    --               150                --                --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS, AND FOREIGN CURRENCIES                              (1,134,291)         (213,993)       (1,711,538)           (2,374)
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                  $  67,801,974     $  60,638,714     $ 154,108,687     $ 388,653,086
=================================================================================================================================

NET ASSETS:
 ADVISOR CLASS                                               $  56,894,744     $  50,199,641     $ 127,306,931     $ 380,619,503
 INVESTOR CLASS                                                 10,907,230        10,439,073        26,801,756         8,033,583
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                       $  67,801,974     $  60,638,714     $ 154,108,687     $ 388,653,086
=================================================================================================================================

OUSTANDING SHARES:
 ADVISOR CLASS                                                   5,032,911         4,242,644        10,622,432       380,622,918
 INVESTOR CLASS                                                    964,897           882,181         2,236,390         8,033,419
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                           5,997,808         5,124,825        12,858,822       388,656,337
=================================================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                               $       11.30     $       11.83     $       11.98     $        1.00
=================================================================================================================================
 INVESTOR CLASS                                              $       11.30     $       11.83     $       11.98     $        1.00
=================================================================================================================================

 (*) INVESTMENTS, AT COST (Note 6)                           $  70,203,794     $  61,024,350     $ 157,107,367     $ 389,980,745


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 53

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------
                                                                                        SMALL TO         INTERNATIONAL
                                                      GROWTH            VALUE            MID CAP            EQUITY
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $5,456 FOR GROWTH FUND, $30,755
  FOR VALUE FUND, $1,833 FOR SMALL TO MID CAP
  FUND AND $351,494 FOR INTERNATIONAL
  EQUITY FUND)                                    $   1,996,655     $   2,651,771     $   2,536,577     $   2,691,127
 INTEREST                                               217,734           235,189           395,211           301,330
 COMMISSION RECAPTURE                                    11,780            39,053                --            99,062
----------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                              2,226,169         2,926,013         2,931,788         3,091,519
----------------------------------------------------------------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (Note 3)                             1,303,628           700,745         2,284,100         1,106,695
 MONEY MANAGER FEES (Note 3)                            892,951           483,273         1,598,859         1,183,332
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)          382,129           208,457           505,087           266,729
 FUND ACCOUNTING FEES                                    66,847            56,653            89,852            57,281
 LEGAL FEES                                              49,903            34,570            87,892            50,236
 AUDIT FEES                                              33,869            23,411            60,389            20,049
 CUSTODIAN FEES                                          22,896            11,492            51,238           174,583
 REGISTRATION FEES                                       59,561            38,222            95,907             7,059
 DIRECTORS FEES                                           6,649             3,531             8,381             4,471
 PRINTING/POSTAGE EXPENSE                                 7,438             1,708            10,525             5,104
 OTHER                                                    2,389             2,688             3,183            10,834

 INVESTOR CLASS ONLY (Notes 2 & 3):
 SHAREHOLDER SERVICE FEES                                79,969            47,090            73,718            64,073
 ADMINISTRATIVE SERVICES FEES                            79,969            47,090            73,718            64,073
----------------------------------------------------------------------------------------------------------------------
 NET EXPENSES                                         2,988,198         1,658,930         4,942,849         3,014,519
----------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                          (762,029)        1,267,083        (2,011,061)           77,000
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                        11,743,235        14,376,407        83,802,315        62,616,090
  FUTURES                                                    --           384,809                --                --
  FOREIGN EXCHANGE                                           --                --                --        (3,846,269)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      60,006,532        (7,756,671)       25,104,037        32,634,417
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                           --                --                --           (90,955)
----------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)             71,749,767         7,004,545       108,906,352        91,313,283
----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
 OPERATIONS                                       $  70,987,738     $   8,271,628     $ 106,895,291     $  91,390,283
======================================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 54

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------
                                                  INTERMEDIATE       SHORT-INT        MORTGAGE     U.S. GOVERNMENT
                                                  FIXED-INCOME     FIXED-INCOME      SECURITIES         MONEY
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 INTEREST                                         $  4,090,001     $  3,307,285     $ 10,884,534     $ 14,841,985
------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                             4,090,001        3,307,285       10,884,534       14,841,985
------------------------------------------------------------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (Note 3)                              223,782          197,809          576,290          722,217
 MONEY MANAGER FEES (Note 3)                            24,865           21,979          368,188               --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)          84,625           74,633          214,600          380,028
 FUND ACCOUNTING FEES                                   43,175           41,758           94,247           69,330
 LEGAL FEES                                             13,358           11,367           41,395           56,910
 AUDIT FEES                                              4,016            2,365           23,357           37,199
 CUSTODIAN FEES                                          4,574            4,473           49,615           13,651
 REGISTRATION FEES                                      20,237           26,336           36,167           97,360
 DIRECTORS FEES                                          1,751            1,523            5,123            7,365
 PRINTING/POSTAGE EXPENSE                                1,665            1,629            3,079            4,385
 OTHER                                                     368              313              775            1,702

 INVESTOR CLASS ONLY (Notes 2 & 3):
 SHAREHOLDER SERVICE FEES                               25,690           18,031           56,040           15,524
 ADMINISTRATIVE SERVICES FEES                           25,690           18,031           56,040           15,524
------------------------------------------------------------------------------------------------------------------
 NET EXPENSES                                          473,796          420,247        1,524,916        1,421,195
------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                        3,616,205        2,887,038        9,359,618       13,420,790
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
 INVESTMENTS                                        (1,131,230)        (213,994)      (2,621,566)              --
 FUTURES                                                    --               --          987,090               --
 OPTIONS                                                    --               --           13,594               --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (4,734,021)      (1,990,052)      (5,938,309)              --
------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)            (5,865,251)      (2,204,046)      (7,559,191)              --
------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE)  RESULTING FROM
 OPERATIONS                                       $ (2,249,046)    $    682,992     $  1,800,427     $ 13,420,790
==================================================================================================================


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS"  FOR FURTHER INFORMATION.


                                  ACCESSOR 55

                       STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------
                                                        GROWTH                               VALUE
                                          ---------------------------------------------------------------------
                                              YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                            DEC. 31, 1999    DEC. 31, 1998      DEC. 31, 1999    DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)              $    (762,029)    $     143,454     $   1,267,083     $   1,187,583
 NET REALIZED GAIN ON INVESTMENTS
  AND FUTURES                                 11,743,235        13,472,712        14,761,216        10,807,315
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS               60,006,532        36,852,522        (7,756,671)          763,235
---------------------------------------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS       70,987,738        50,468,688         8,271,628        12,758,133

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                       --          (157,895)       (1,191,237)       (1,171,149)
  INVESTOR CLASS                                      --                --           (78,542)          (28,451)
                                          ---------------------------------------------------------------------
                                                      --          (157,895)       (1,269,779)       (1,199,600)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                              (11,586,172)      (13,128,264)      (10,864,288)      (10,936,917)
  INVESTOR CLASS                              (1,499,831)       (1,458,188)       (1,906,043)       (1,071,932)
                                          ---------------------------------------------------------------------
                                             (13,086,003)      (14,586,452)      (12,770,331)      (12,008,849)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                 (110,134)               --                --          (882,256)
  INVESTOR CLASS                                 (14,257)               --                --           (86,511)
                                          ---------------------------------------------------------------------
                                                (124,391)               --                --          (968,767)
---------------------------------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS             (13,210,394)      (14,744,347)      (14,040,110)      (14,177,216)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                 241,899,882       105,180,652        96,691,710        84,974,025
 REINVESTMENT OF DISTRIBUTIONS                 9,531,779        10,503,938         7,679,620         8,519,703
 COST OF REDEMPTIONS                        (105,016,033)      (59,439,572)      (50,868,882)      (45,486,053)
---------------------------------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                         146,415,628        56,245,018        53,502,448        48,007,675

 TOTAL INCREASE IN NET ASSETS                204,192,972        91,969,359        47,733,966        46,588,592
---------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                         179,876,365        87,907,006       127,715,214        81,126,622
---------------------------------------------------------------------------------------------------------------
 END OF PERIOD                             $ 384,069,337     $ 179,876,365     $ 175,449,180     $ 127,715,214
===============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME       $          --     $          --     $          --     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 56

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                      SMALL TO MID CAP                  INTERNATIONAL EQUITY
                                             ---------------------------------------------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                              DEC. 31, 1999     DEC. 31, 1998     DEC. 31, 1999     DEC. 31, 1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                 $  (2,011,061)    $    (505,434)    $      77,000     $    (443,058)
 NET REALIZED GAIN ON INVESTMENTS, FUTURES
  OPTIONS, AND FOREIGN CURRENCY                  83,802,315        15,196,539        58,769,821         3,399,692
 CHANGE IN UNREALIZED APPRECIATION
   OF INVESTMENTS                                25,104,037        18,018,953        32,543,462        21,019,700
------------------------------------------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS         106,895,291        32,710,058        91,390,283        23,976,334

DISTRIBUTIONS:
 FROM NET REALIZED GAIN ON INVESTMENTS
 ADVISOR CLASS                                  (38,517,171)      (16,858,274)      (35,386,773)       (2,754,762)
 INVESTOR CLASS                                  (3,955,314)       (1,270,675)       (5,533,026)         (344,546)
                                             ---------------------------------------------------------------------
                                                (42,472,485)      (18,128,949)      (40,919,799)       (3,099,308)
------------------------------------------------------------------------------------------------------------------
 NET DECREASE  FROM DISTRIBUTIONS               (42,472,485)      (18,128,949)      (40,919,799)       (3,099,308)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                    444,260,319       229,596,797       223,464,726       126,134,699
 REINVESTMENT OF DISTRIBUTIONS                   22,982,051         8,422,677        21,770,610         1,671,525
 COST OF REDEMPTIONS                           (316,761,064)      (97,662,830)     (188,543,431)     (131,770,463)
------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                            150,481,306       140,356,644        56,691,905        (3,964,239)

 TOTAL INCREASE IN NET ASSETS                   214,904,112       154,937,753       107,162,389        16,912,787
------------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                            280,159,191       125,221,438       168,353,918       151,441,131
------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                $ 495,063,303     $ 280,159,191     $ 275,516,307     $ 168,353,918
==================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $          --     $          --     $          --     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 57

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------
                                               INTERMEDIATE FIXED-INCOME         SHORT-INT FIXED-INCOME
                                           -----------------------------------------------------------------
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                            DEC. 31, 1999    DEC. 31, 1998    DEC. 31, 1999    DEC. 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $  3,616,205     $  2,855,371     $  2,887,038     $  2,408,090
 NET REALIZED GAIN (LOSS) ON INVESTMENTS      (1,131,230)       1,805,578         (213,994)         615,501
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS               (4,734,021)        (618,921)      (1,990,052)          87,741
------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS      (2,249,046)       4,042,028          682,992        3,111,332

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                               (3,061,711)      (2,691,289)      (2,556,610)      (2,311,435)
  INVESTOR CLASS                                (558,053)        (140,300)        (349,042)         (76,102)
                                           -----------------------------------------------------------------
                                              (3,619,764)      (2,831,589)      (2,905,652)      (2,387,537)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                 (207,907)        (172,760)         (40,343)        (455,892)
  INVESTOR CLASS                                 (39,824)         (32,535)          (5,575)         (66,763)
                                           -----------------------------------------------------------------
                                                (247,731)        (205,295)         (45,918)        (522,655)
------------------------------------------------------------------------------------------------------------
 NET DECREASE  FROM DISTRIBUTIONS             (3,867,495)      (3,036,884)      (2,951,570)      (2,910,192)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                  37,321,032       44,151,859       26,019,953       24,488,550
 REINVESTMENT OF DISTRIBUTIONS                 1,134,879          998,916          497,165          669,137
 COST OF REDEMPTIONS                         (22,172,673)     (43,717,552)     (12,318,689)     (17,592,006)
------------------------------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS                         16,283,238        1,433,223       14,198,429        7,565,681

 TOTAL INCREASE IN NET ASSETS                 10,166,697        2,438,367       11,929,851        7,766,821
------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                          57,635,277       55,196,910       48,708,863       40,942,042
------------------------------------------------------------------------------------------------------------
 END OF PERIOD                              $ 67,801,974     $ 57,635,277     $ 60,638,714     $ 48,708,863
============================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $         --     $      3,185     $        150     $     18,764


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS"  FOR FURTHER INFORMATION.


                                  ACCESSOR 58

                       STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                   MORTGAGE SECURITIES               U.S. GOVERNMENT MONEY
                                           ---------------------------------------------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            DEC. 31, 1999     DEC. 31, 1998     DEC. 31, 1999     DEC. 31, 1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                      $   9,359,618     $   7,613,803     $  13,420,790     $   3,379,885
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (1,620,882)        1,178,903                --             2,662
 CHANGE IN UNREALIZED DEPRECIATION
   OF INVESTMENTS                              (5,938,309)         (454,778)               --                --
----------------------------------------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS         1,800,427         8,337,928        13,420,790         3,382,547

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                (8,213,968)       (7,113,868)      (13,164,547)       (3,286,631)
  INVESTOR CLASS                               (1,259,772)         (434,773)         (256,889)          (93,249)
                                           ---------------------------------------------------------------------
                                               (9,473,740)       (7,548,641)      (13,421,436)       (3,379,880)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                  (337,227)       (1,038,630)               --                --
  INVESTOR CLASS                                  (46,868)          (98,940)               --                --
                                           ---------------------------------------------------------------------
                                                 (384,095)       (1,137,570)               --                --
----------------------------------------------------------------------------------------------------------------
 NET DECREASE  FROM DISTRIBUTIONS              (9,857,835)       (8,686,211)      (13,421,436)       (3,379,880)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   64,170,211        74,612,172       728,508,500       276,126,293
 REINVESTMENT OF DISTRIBUTIONS                  1,860,720         1,725,139           359,219           151,860
 COST OF REDEMPTIONS                          (50,021,841)      (39,579,070)     (498,433,133)     (168,971,567)
----------------------------------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS                          16,009,090        36,758,241       230,434,586       107,306,586

 TOTAL INCREASE IN NET ASSETS                   7,951,682        36,409,958       230,433,940       107,309,253
----------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                          146,157,005       109,747,047       158,219,146        50,909,893
----------------------------------------------------------------------------------------------------------------
 END OF PERIOD                              $ 154,108,687     $ 146,157,005     $ 388,653,086     $ 158,219,146
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $          --     $     111,203     $          --     $          --


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 59

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight diversified investment funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund") (individually, a "Fund", collectively, the "Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds.

*    SECURITY VALUATION

Equity securities listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.

     Domestic fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments in the Money Fund and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.

     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

     The Funds (other than the Money Fund) report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Funds isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.


                                   ACCESSOR 60

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

The Funds may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

The Funds (other than the Money Fund) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The Equity Funds may utilize options to equitize liquidity reserve balances.

     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.


                                  ACCESSOR 61

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities' prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds; declared and paid quarterly for the Equity Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

*    FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for federal income taxes is required in the financial statements.

     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment loses, for tax purposes, are reclassified to paid-in capital.

*    FORWARD COMMITMENTS

The Funds may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.


                                  ACCESSOR 62

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

*    RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 1999, is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also manages and provides investment advisory services to the U.S. Government Money Fund. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

     ---------------------------------------------------------------------------
     FUND                                  ANNUAL MANAGEMENT FEE
     ---------------------------------------------------------------------------
     GROWTH                                         0.45%
     VALUE                                          0.45
     SMALL TO MID CAP                               0.60
     INTERNATIONAL EQUITY                           0.55
     INTERMEDIATE FIXED-INCOME                      0.36
     SHORT-INTERMEDIATE FIXED-INCOME                0.36
     MORTGAGE SECURITIES                            0.36
     U.S. GOVERNMENT MONEY                          0.25
     ===========================================================================

*    MONEY MANAGERS

Each Fund's assets (other than the U.S. Government Money Fund) are invested by an investment management organization (individually, a "Money Manager" and collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money


                                  ACCESSOR 63

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund receives only a Performance Fee.

     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:

     ------------------------------------------------------------------------------------------
     FUND                               INDEX
     ------------------------------------------------------------------------------------------
     GROWTH                             S&P/BARRA Growth Index
     VALUE                              S&P/BARRA Value Index
     SMALL TO MID CAP                   Wilshire 4500 Index
     INTERNATIONAL EQUITY               Morgan Stanley Capital International EAFE(R)+ EMF Index
     INTERMEDIATE FIXED-INCOME          Lehman Brothers Government/Corporate Index
     SHORT-INTERMEDIATE FIXED-INCOME    Lehman Brothers Government/Corporate 1-5 Year Index
     MORTGAGE SECURITIES                Lehman Brothers Mortgage-Backed Securities Index
     ==========================================================================================

     For the year ended December 31, 1999, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds, except as noted:

     ---------------------------------------------------------------------------
                                                 FUND
                                      BASIC    MANAGEMENT   PERFORMANCE   TOTAL
     FUND                 QUARTER      FEE         FEE          FEE        FEE
     ---------------------------------------------------------------------------

     GROWTH               FIRST       0.10%         -          0.15%      0.25%
                          SECOND      0.10%         -          0.22%      0.32%
                          THIRD       0.10%         -          0.22%      0.32%
                          FOURTH      0.10%         -          0.22%      0.32%

     VALUE                FIRST       0.10%         -          0.20%      0.30%
                          SECOND      0.10%         -          0.22%      0.32%
                          THIRD       0.10%         -          0.20%      0.30%
                          FOURTH      0.10%         -          0.22%      0.32%

     SMALL TO MID CAP*    FIRST         -           -          0.42%      0.42%
                          SECOND        -           -          0.42%      0.42%
                          THIRD         -           -          0.42%      0.42%
                          FOURTH        -           -          0.42%      0.42%

     INTERNATIONAL        FIRST       0.20%         -          0.40%      0.60%
     EQUITY**             SECOND      0.20%         -          0.40%      0.60%
                          THIRD       0.18%         -          0.40%      0.58%
                          FOURTH      0.17%         -          0.40%      0.57%

     INTERMEDIATE         FIRST       0.02%       0.02%          -        0.04%
     FIXED-INCOME         SECOND      0.02%       0.02%          -        0.04%
                          THIRD       0.02%       0.02%          -        0.04%
                          FOURTH      0.02%       0.02%          -        0.04%

     SHORT-               FIRST       0.02%       0.02%          -        0.04%
     INTERMEDIATE         SECOND      0.02%       0.02%          -        0.04%
     FIXED-INCOME         THIRD       0.02%       0.02%          -        0.04%
                          FOURTH      0.02%       0.02%          -        0.04%

     MORTGAGE             FIRST       0.07%         -          0.16%      0.23%
     SECURITIES           SECOND      0.07%         -          0.16%      0.23%
                          THIRD       0.07%         -          0.16%      0.23%
                          FOURTH      0.07%         -          0.16%      0.23%
     ---------------------------------------------------------------------------

     *Effective July 1, 1998, the Basic Fee component was removed from the
     Small to Mid Cap Fund's Money Manager agreement.
     **Effective September 1, 1999, the International Equity Fund's Money Manager agreement was amended to limit the potential amount that could be earned under the Basic Fee component to $400,000 on an annual basis.
     ===========================================================================


                                   ACCESSOR 64

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


*    DISTRIBUTION PLAN AND SHAREHOLDER SERVICE PLAN

Accessor Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to reimburse third party intermediaries or other service organizations each month for distribution-related expenses incurred. Under the terms of the Distribution Plan, Accessor Funds will reimburse third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. To date no payments have been made pursuant to the Distribution Plan. Accessor Funds has adopted a Shareholder Service Plan with respect to the Investor Class Shares of each Fund to compensate third party service organizations who provide account maintenance services.

     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Service Plan with respect to the Investor Class Shares of each Fund to compensate third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of the average daily net assets, per Fund.

--------------------------------------------------------------------------------
4. SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 8 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                     INVESTOR CLASS
                                                   -------------------------------------------------------------------
 FUND                                                   SHARES          AMOUNT              SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
 GROWTH

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     7,086,374     $ 219,531,756           722,667     $  22,368,126
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          235,632         8,143,904            40,391         1,387,875
 SHARES REDEEMED                                      (3,103,729)      (97,301,224)         (251,571)       (7,714,809)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               4,218,277     $ 130,374,436           511,487     $  16,041,192

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     3,402,974     $  85,951,964           732,542     $  19,228,688
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          321,041         9,129,445            47,659         1,374,493
 SHARES REDEEMED                                      (2,335,317)      (59,072,350)          (14,140)         (367,222)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,388,698     $  36,009,059           766,061     $  20,235,959

-----------------------------------------------------------------------------------------------------------------------
 VALUE

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     3,461,012     $  77,352,172           861,228     $  19,339,538
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          312,729         6,448,703            59,907         1,230,917
 SHARES REDEEMED                                      (2,019,934)      (44,998,350)         (269,545)       (5,870,532)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,753,807     $  38,802,525           651,590     $  14,699,923

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     3,235,994     $  71,808,692           575,624     $  13,165,333
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          351,229         7,460,324            50,458         1,059,379
 SHARES REDEEMED                                      (2,019,203)      (45,293,298)           (8,819)         (192,755)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,568,020     $  33,975,718           617,263     $  14,031,957

-----------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 65

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                   -------------------------------------------------------------------
 FUND                                                   SHARES          AMOUNT               SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 SMALL TO MID CAP

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    17,138,769     $ 421,036,567           936,522     $  23,223,752
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          732,070        19,780,216           119,392         3,201,835
 SHARES REDEEMED                                     (12,609,616)     (313,278,030)         (136,402)       (3,483,034)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               5,261,223     $ 127,538,753           919,512     $  22,942,553

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     9,320,690     $ 210,763,396           787,121     $  18,833,401
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          308,678         7,185,331            53,104         1,237,346
 SHARES REDEEMED                                      (4,285,782)      (97,340,937)          (14,868)         (321,893)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               5,343,586     $ 120,607,790           825,357     $  19,748,854

-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    11,071,905     $ 209,851,318           724,316     $  13,613,408
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          776,169        16,468,480           251,613         5,302,130
 SHARES REDEEMED                                      (9,683,714)     (183,248,942)         (289,322)       (5,294,489)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               2,164,360     $  43,070,856           686,607     $  13,621,049

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     6,463,056     $ 106,249,826         1,122,863     $  19,884,873
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           79,349         1,335,439            20,017           336,086
 SHARES REDEEMED                                      (7,914,102)     (131,480,826)          (17,773)         (289,637)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                              (1,371,697)    $ (23,895,561)        1,125,107     $  19,931,322

-----------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED-INCOME

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     2,722,973     $  32,286,179           423,309     $   5,034,853
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           74,623           875,304            22,179           259,575
 SHARES REDEEMED                                      (1,653,954)      (19,644,353)         (214,224)       (2,528,320)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,143,642     $  13,517,130           231,264     $   2,766,108

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     2,812,050     $  34,756,600           758,860     $   9,395,259
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           72,912           899,472             7,981            99,444
 SHARES REDEEMED                                      (3,524,161)      (43,301,432)          (33,208)         (416,120)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                (639,199)    $  (7,645,360)          733,633     $   9,078,583

-----------------------------------------------------------------------------------------------------------------------
 SHORT-INTERMEDIATE FIXED-INCOME

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     1,702,023     $  20,592,469           452,771     $   5,427,484
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           37,641           452,897             3,689            44,268
 SHARES REDEEMED                                        (941,208)      (11,333,032)          (81,776)         (985,657)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 798,456     $   9,712,334           374,684     $   4,486,095

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     1,468,493     $  18,169,344           506,360     $   6,319,206
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           49,077           600,883             5,534            68,254
 SHARES REDEEMED                                      (1,410,917)      (17,537,006)           (4,397)          (55,000)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 106,653     $   1,233,221           507,497     $   6,332,460

-----------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 66

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS                       INVESTOR CLASS
                                                   -------------------------------------------------------------------
 FUND                                                   SHARES          AMOUNT             SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 MORTGAGE SECURITIES

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     4,242,191     $  52,530,916           944,333     $  11,639,295
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          135,564         1,661,787            16,335           198,933
 SHARES REDEEMED                                      (3,983,686)      (48,752,849)         (103,766)       (1,268,992)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 394,069     $   5,439,854           856,902     $  10,569,236

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                     4,501,044     $  57,136,825         1,378,173     $  17,475,347
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          127,522         1,611,774             9,003           113,365
 SHARES REDEEMED                                      (3,112,328)      (39,481,462)           (7,688)          (97,608)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,516,238     $  19,267,137         1,379,488     $  17,491,104

-----------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT MONEY

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                   719,802,962     $ 719,802,961         9,007,594     $   9,007,592
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          349,079           349,079            10,139            10,139
 SHARES REDEEMED                                    (492,679,826)     (492,679,826)       (6,055,361)       (6,055,361)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                             227,472,215     $ 227,472,214         2,962,372     $   2,962,370

YEAR ENDED DECEMBER 31, 1998
 SHARES SUBSCRIBED                                   268,676,066     $ 268,676,067         7,450,226     $   7,450,226
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          151,613           151,613               247               247
 SHARES REDEEMED                                    (166,592,141)     (166,592,141)       (2,379,426)       (2,379,426)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                             102,235,538     $ 102,235,539         5,071,047     $   5,071,047

-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS

     During the year ended December 31, 1999, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

     ---------------------------------------------------------------------------
     FUND                                     PURCHASES                SALES
     ---------------------------------------------------------------------------
     GROWTH                              $  402,138,608       $  276,374,521
     VALUE                                  292,647,427          254,436,847
     SMALL TO MID CAP                       593,228,573          497,495,627
     INTERNATIONAL EQUITY                   504,294,792          500,832,558
     INTERMEDIATE FIXED-INCOME               38,722,482           22,325,049
     SHORT-INTERMEDIATE FIXED-INCOME         25,202,619           12,321,882
     MORTGAGE SECURITIES                     40,771,483           70,747,502
     ===========================================================================

During the year ended December 31, 1999, purchases and sales of long-term U.S. Government Securities, were as follows:

     ---------------------------------------------------------------------------
     FUND                                     PURCHASES                SALES
     ---------------------------------------------------------------------------
     INTERMEDIATE FIXED-INCOME           $   14,765,093       $   14,286,315
     SHORT-INTERMEDIATE FIXED-INCOME         10,126,913           10,138,776
     MORTGAGE SECURITIES                    387,711,313          347,582,381
     ===========================================================================


                                   ACCESSOR 67

                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------
6. IDENTIFIED COST

     The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at December 31, 1999 were as follows:

  ------------------------------------------------------------------------------
                                         GROSS          GROSS           NET
                         IDENTIFIED    UNREALIZED     UNREALIZED     UNREALIZED
  FUND                      COST      APPRECIATION  (DEPRECIATION)  APPRECIATION
  ------------------------------------------------------------------------------
  GROWTH                $270,589,035  $122,133,659   $(10,056,566)  $112,077,093
  VALUE                  166,804,199    19,448,960    (12,710,817)     6,738,143
  SMALL TO MID CAP       415,277,986    96,895,379    (30,627,494)    66,267,885
  INTERNATIONAL EQUITY   203,973,888    70,143,442     (3,916,485)    66,226,957
  INTERMEDIATE FIXED-
   INCOME                 70,238,801        43,309     (3,753,680)   (3,710,371)
  SHORT-INTERMEDIATE
   FIXED-INCOME           61,024,350        12,387     (1,525,012)   (1,512,625)
  MORTGAGE SECURITIES    157,202,491       204,970     (4,267,360)   (4,062,390)
  ==============================================================================

--------------------------------------------------------------------------------
7. CAPITAL LOSS CARRYOVERS

     At December 31, 1999, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains of each succeeding year until the earlier of its utilization or expiration.

  ------------------------------------------------------------------------------
  FUND                                            EXPIRES IN 2007
  ------------------------------------------------------------------------------
  INTERMEDIATE FIXED-INCOME                         $   1,099,238
  SHORT-INTERMEDIATE FIXED-INCOME                         213,944
  MORTGAGE SECURITIES                                   1,624,583
  ==============================================================================


                                   ACCESSOR 68

                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            1999           1998             1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    28.88      $    21.57       $    19.51      $    17.99      $    14.37

 NET INVESTMENT INCOME (LOSS)                     (0.06)           0.04             0.13            0.19            0.15
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                   7.51            9.91             6.31            3.35            4.76
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   7.45            9.95             6.44            3.54            4.91
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          0.00           (0.03)           (0.13)          (0.19)          (0.15)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.24)          (2.61)           (4.25)          (1.83)          (1.14)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.01)             --               --              --              --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (1.25)          (2.64)           (4.38)          (2.02)          (1.29)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    35.08      $    28.88       $    21.57      $    19.51      $    17.99
=========================================================================================================================

TOTAL RETURN(2)                                   25.87%          46.65%           33.24%          19.83%          34.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  339,590      $  157,799       $   87,907      $   60,586      $   48,532

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.97%           0.92%            0.93%           1.13%           1.26%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                           (0.21)%          0.16%            0.56%           0.97%           0.97%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           96.55%         112.42%          131.75%          81.79%          99.73%

-------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                        1999            1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    28.82      $    26.38

 NET INVESTMENT LOSS                              (0.16)          (0.05)
 NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                  7.41            4.52
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   7.25            4.47
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          0.00            0.00
 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.24)          (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.01)             --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (1.25)          (2.03)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    34.82      $    28.82
=========================================================================================================================

TOTAL RETURN(2)                                   25.23%          16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   44,479      $   22,077

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.47%           1.41%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                           (0.71)%         (0.40)%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           96.55%         112.42%


(1) Class commenced operations on July 1, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 69

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         1999            1998             1997            1996            1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $    21.04      $    20.88       $    17.75      $    15.91      $    13.01

 NET INVESTMENT INCOME                          0.18            0.24             0.26            0.24            0.33
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                1.25            2.45             5.54            3.51            3.96
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                1.43            2.69             5.80            3.75            4.29
----------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.18)          (0.24)           (0.26)          (0.24)          (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS              (1.59)          (2.12)           (2.41)          (1.67)          (1.06)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00           (0.17)            0.00            0.00            0.00
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (1.77)          (2.53)           (2.67)          (1.91)          (1.39)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $    20.70      $    21.04       $    20.88      $    17.75      $    15.91
======================================================================================================================

TOTAL RETURN(2)                                 6.87%          12.89%           32.94%          23.94%          33.25%
NET ASSETS, END OF PERIOD (IN THOUSANDS)  $  149,183      $  114,728       $   81,127      $   36,367      $   24,915

 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.97%           1.03%            1.05%           1.21%           1.40%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            0.86%           1.06%            1.32%           1.43%           2.18%
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       167.70%         104.85%           68.14%          93.54%         100.88%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                     1999            1998
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $    21.04      $    23.41

 NET INVESTMENT INCOME                          0.07            0.05
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                         1.25           (0.31)
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                1.32           (0.26)
----------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.07)          (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS              (1.59)          (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00           (0.15)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (1.66)          (2.11)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD            $    20.70      $    21.04
======================================================================================================================

TOTAL RETURN(2)                                 6.35%          (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)  $   26,267      $   12,987

 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.47%           1.55%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            0.36%           0.44%*
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       167.70%         104.85%


(1) Class commenced operations on July 1, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 70

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            1999            1998             1997            1996            1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    23.53      $    21.82       $    18.82      $    17.60      $    14.08

 NET INVESTMENT INCOME (LOSS)                     (0.10)          (0.05)            0.00            0.07            0.06
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                   6.46            3.50             6.75            4.22            4.42
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   6.36            3.45             6.75            4.29            4.48
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          0.00            0.00             0.00           (0.07)          (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.50)          (1.74)           (3.73)          (3.00)          (0.90)
 DISTRIBUTION IN EXCESS OF NET INVESTMENT
  INCOME                                           0.00            0.00            (0.02)           0.00            0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (2.50)          (1.74)           (3.75)          (3.07)          (0.96)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    27.39      $    23.53       $    21.82      $    18.82      $    17.60
=========================================================================================================================

TOTAL RETURN(2)                                   27.26%          15.98%           36.14%          24.85%          31.98%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  447,665      $  260,792       $  125,221      $   65,479      $   49,803

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.25%           1.22%            1.15%           1.17%           1.31%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                           (0.47)%         (0.22)%           0.00%           0.37%           0.41%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          133.14%         110.07%          129.98%         113.44%          84.26%

-------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                        1999            1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    23.47      $    24.44

 NET INVESTMENT LOSS                              (0.12)          (0.09)
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                   6.31            0.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   6.19            0.77
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          0.00            0.00
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.50)          (1.74)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (2.50)          (1.74)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    27.16      $    23.47
=========================================================================================================================

TOTAL RETURN(2)                                   26.60%           3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   47,398      $   19,367

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.75%           1.77%*
 RATIO OF NET INVESTMENT LOSS TO
  AVERAGE NET ASSETS                              (0.97)%         (0.84)%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          133.14%         110.07%


(1) Class commenced operations on June 24, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 71

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                   1999          1998          1997          1996         1995
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   16.90     $   14.83    $    13.83     $   12.55    $   11.67

 NET INVESTMENT INCOME (LOSS)                             0.02         (0.03)        (0.02)        (0.06)        0.05
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                          8.17          2.41          1.54          1.80         0.83
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          8.19          2.38          1.52          1.74         0.88
----------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM CAPITAL GAINS                        (3.57)        (0.31)        (0.50)        (0.44)        0.00
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS                 0.00          0.00         (0.02)        (0.02)        0.00
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      (3.57)        (0.31)        (0.52)        (0.46)        0.00
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $   21.52     $   16.90    $    14.83     $   13.83    $   12.55
======================================================================================================================

TOTAL RETURN(2)                                          48.93%        16.07%        10.96%        13.78%        7.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $ 236,869     $ 149,391    $  151,441     $  73,019    $  39,102

RATIO OF EXPENSES TO AVERAGE NET ASSETS:

 AFTER ACCESSOR CAPITAL FEE WAIVERS                       1.37%         1.59%         1.55%         1.52%        1.83%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS                      1.37%         1.59%         1.55%         1.52%        1.93%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:

 AFTER ACCESSOR CAPITAL FEE WAIVERS                       0.04%        (0.24)%       (0.20)%       (0.26)%       0.10%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS                      0.04%        (0.24)%       (0.20)%       (0.26)%       0.00%
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 251.23%       196.37%       196.66%       157.66%       84.85%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                               1999          1998
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   16.85     $   17.88

 NET INVESTMENT LOSS                                     (0.08)        (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                         8.13         (0.66)
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          8.05         (0.72)
----------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM CAPITAL GAINS                        (3.57)        (0.31)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      (3.57)        (0.31)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $   21.33     $   16.85
======================================================================================================================

TOTAL RETURN(2)                                         48.23%        (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $ 38,647      $18,963

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.87%         2.05%*
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                                  (0.46)%       (0.68)%*
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 251.23%       196.37%


(1) Class commenced operations on July 6, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 72

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                             1999            1998             1997            1996            1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    12.47      $    12.19       $    11.90      $    12.29      $    11.04

 NET INVESTMENT INCOME                              0.68            0.67             0.71            0.67            0.71
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                  (1.12)           0.32             0.29           (0.39)           1.25
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (0.44)           0.99             1.00            0.28            1.96
--------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          (0.68)          (0.67)           (0.71)          (0.67)          (0.71)
 DISTRIBUTIONS FROM CAPITAL GAINS                  (0.05)          (0.04)            0.00            0.00            0.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.73)          (0.71)           (0.71)          (0.67)          (0.71)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    11.30      $    12.47       $    12.19      $    11.90      $    12.29
==========================================================================================================================

TOTAL RETURN(2)                                    (3.58)%          8.38%            8.62%           2.56%          18.26%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $   56,895      $   48,489       $   55,197      $   52,248      $   36,878

 RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.68%           0.79%            0.84%           0.88%           0.96%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                5.89%           5.46%            5.88%           5.79%           6.07%
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            60.40%         113.00%           84.35%          94.69%         187.62%

--------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                         1999            1998
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $    12.47      $    12.29

 NET INVESTMENT INCOME                              0.63            0.28
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                   (1.12)           0.24
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   (0.49)           0.52
--------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          (0.63)          (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                  (0.05)          (0.04)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                (0.68)          (0.34)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    11.30      $    12.47
==========================================================================================================================

TOTAL RETURN(2)                                    (4.05)%          4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $   10,907      $    9,146

 RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.18%           1.27%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                        5.39%           4.75%*
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            60.40%         113.00%


(1) Class commenced operations on July 14, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 73

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            1999            1998             1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.33      $    12.27       $    12.16      $    12.32      $    11.62

 NET INVESTMENT INCOME                             0.63            0.68             0.64            0.59            0.60
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (0.49)           0.14             0.11           (0.16)           0.70
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.14            0.82             0.75            0.43            1.30
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.63)          (0.63)           (0.64)          (0.59)          (0.60)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.01)          (0.13)            0.00            0.00            0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.64)          (0.76)           (0.64)          (0.59)          (0.60)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.83      $    12.33       $    12.27      $    12.16      $    12.32
=========================================================================================================================

TOTAL RETURN(2)                                    1.22%           6.87%            6.33%           3.63%          11.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   50,200      $   42,454       $   40,942      $   36,701      $   35,272

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.70%           0.82%            0.86%           0.93%           0.94%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.32%           5.12%            5.20%           4.89%           4.99%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           45.89%          69.64%           53.30%          31.12%          41.93%

-------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                        1999            1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    12.33      $    12.32

 NET INVESTMENT INCOME                             0.58            0.27
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                  (0.49)           0.17
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.09            0.44
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.58)          (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.01)          (0.13)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.59)          (0.43)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.83      $    12.33
=========================================================================================================================

TOTAL RETURN(2)                                    0.70%           3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   10,439      $    6,255

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.20%           1.31%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               4.82%           4.57%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           45.89%          69.64%


(1) Class commenced operations on July 14, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 74

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            1999            1998             1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.59      $    12.60       $    12.23      $    12.38      $    11.36

 NET INVESTMENT INCOME                             0.73            0.70             0.72            0.73            0.76
 NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                 (0.58)           0.09             0.42           (0.15)           1.02
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.15            0.79             1.14            0.58            1.78
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.73)          (0.70)           (0.72)          (0.73)          (0.76)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.03)          (0.10)           (0.05)           0.00            0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.76)          (0.80)           (0.77)          (0.73)          (0.76)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.98      $    12.59       $    12.60      $    12.23      $    12.38
=========================================================================================================================

TOTAL RETURN(2)                                    1.19%           6.43%            9.53%           4.95%          16.03%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  127,307      $  128,788       $  109,747      $   73,862      $   49,830

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.89%           0.88%            0.84%           0.95%           1.03%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.91%           5.59%            5.93%           6.08%           6.41%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          273.95%         278.18%          211.66%         356.23%         422.56%

-------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                        1999            1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    12.59      $    12.67

 NET INVESTMENT INCOME                             0.66            0.31
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                           (0.58)           0.01
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.08            0.32
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.66)          (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.03)          (0.07)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.69)          (0.40)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $    11.98      $    12.59
=========================================================================================================================

TOTAL RETURN(2)                                    0.69%           2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   26,802      $   17,369

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.39%           1.41%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.41%           5.09%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          273.95%         278.18%


(1) Class commenced operations on July 10, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 75

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                      1999            1998             1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.00      $     1.00       $     1.00      $     1.00      $     1.00

 NET INVESTMENT INCOME                                       0.05            0.05             0.05            0.05            0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME                   (0.05)          (0.05)           (0.05)          (0.05)          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $     1.00      $     1.00       $     1.00      $     1.00      $     1.00
===================================================================================================================================

TOTAL RETURN(2)                                              4.72%           5.00%            5.07%           4.78%           5.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $  380,620      $  153,148       $   50,910      $   61,672      $   41,882


RATIO OF EXPENSES TO AVERAGE NET ASSETS:

 AFTER ACCESSOR CAPITAL FEE WAIVERS                          0.48%           0.53%            0.54%           0.59%           0.53%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS                         0.48%           0.53%            0.54%           0.59%           0.78%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:

 AFTER ACCESSOR CAPITAL FEE WAIVERS                          4.66%           4.83%            4.96%           4.73%           5.14%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS                         4.66%           4.83%            4.96%           4.73%           4.89%

-----------------------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES(1)                                  1999            1998
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.00      $     1.00

 NET INVESTMENT INCOME                                       0.04            0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME                   (0.04)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $     1.00      $     1.00
===================================================================================================================================

TOTAL RETURN(2)                                              4.20%           1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    8,034      $    5,071

 RATIO OF EXPENSES TO AVERAGE NET ASSETS:                    0.98%           1.03%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                                      4.16%           4.40%*


(1) Class commenced operations on July 29, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 76

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors
Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (the "Funds"), including the Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, and U.S. Government Money Fund, as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

NEW YORK, NEW YORK
February 11, 2000


                                   ACCESSOR 77

                                  TAX YEAR 1999
                                   (UNAUDITED)

The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.

     ---------------------------------------------------------------------------
                             U.S. TREASURIES     NON-QUALIFYING
                           AND QUALIFYING GOVT    GOVT AGENCY
     FUND                   AGENCY ISSUES(1)       ISSUES(2)    OTHER SOURCES(3)
     ---------------------------------------------------------------------------
     GROWTH                        0.00%             0.00%           100.00%
     VALUE                         0.95              0.00             99.05
     SMALL TO MID CAP              0.00              0.00            100.00
     INTERNATIONAL EQUITY          0.00              0.00            100.00
     INTERMEDIATE FIXED-INCOME    12.54              6.00             81.46
     SHORT-INT FIXED-INCOME       26.38             22.37             51.25
     MORTGAGE SECURITIES           4.57             74.26             21.17
     U.S. GOVERNMENT MONEY        19.51             69.62             10.87
     ---------------------------------------------------------------------------

     (1) May include income from obligations of the U.S. Treasury and/or the following Qualifying Government Agencies: Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corp. and Tennessee Valley Authority.
     (2) May include income from obligations of the following Non-Qualifying Government Agencies: Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Government National Mortgage Association.
     (3) Includes income from all other sources other than those listed above.
     ===========================================================================

The following represents the percent of the income generated in the Accessor Funds that is designated as qualifying dividends. This breakdown may have tax benefits to certain corporate shareholders of the Accessor Funds. Please consult your tax advisor.

     ---------------------------------------------------------------------------
     FUND                                   PERCENT OF QUALIFYING DIVIDENDS
     ---------------------------------------------------------------------------
     GROWTH                                               0.00%
     VALUE                                               88.80
     SMALL TO MID CAP                                     0.00
     INTERNATIONAL EQUITY                                 0.00
     INTERMEDIATE FIXED-INCOME                            0.00
     SHORT-INTERMEDIATE FIXED-INCOME                      0.00
     MORTGAGE SECURITIES                                  0.00
     U.S. GOVERNMENT MONEY                                0.00
     ===========================================================================


                                  ACCESSOR 78

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and
  Accounting Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington  98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263

TRANSFER AGENT

Accessor Capital Management
P.O. Box 1748
Seattle, Washington  98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
One International Place
13th Floor
Boston, Massachusetts  02110

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281


This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com